Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	SMT
Entity Registrant Name	SMART Technologies Inc.
Entity Central Index Key	0001489147
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	120,574,864

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Revenue	$ 589,370	$ 745,800	$ 790,055
Cost of sales	327,801	410,160	399,176
Gross margin	261,569	335,640	390,879
Operating expenses
Selling, marketing and administration	170,871	180,837	182,910
Research and development	48,811	50,032	51,431
Depreciation and amortization of property and equipment	21,190	21,259	22,796
Amortization of intangible assets	9,571	9,573	8,986
Restructuring costs (note 4)	20,774	13,375
Impairment of goodwill (note 8)	34,173
Impairment of property and equipment (note 7)	2,194
Total operating expenses	307,584	275,076	266,123
Operating (loss) income	(46,015)	60,564	124,756
Non-operating expenses (income)
Interest expense	12,761	14,576	26,321
Interest expense on related party debt			5,297
Foreign exchange loss (gain)	5,003	8,544	(10,534)
Other income, net	(306)	(516)	(486)
Total non-operating expenses	17,458	22,604	20,598
(Loss) income before income taxes	(63,473)	37,960	104,158
Income tax (recovery) expense (note 13)
Current	(1,315)	15,364	35,652
Deferred	(7,663)	(8,448)	(340)
Income tax expense total	(8,978)	6,916	35,312
Net (loss) income	$ (54,495)	$ 31,044	$ 68,846
(Loss) earnings per share (note 15)
Basic	$ (0.45)	$ 0.25	$ 0.53
Diluted	$ (0.45)	$ 0.25	$ 0.53

Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Components Of Comprehensive Income [Abstract]
Net (loss) income	$ (54,495)	$ 31,044	$ 68,846
Other comprehensive income
Unrealized gains (losses) on translation of consolidated financial statements to U.S. dollar reporting currency	1,572	(303)	14,696
Unrealized gains (losses) on translation of foreign subsidiaries to Canadian dollar functional currency, net of income taxes of $96 ($981 and zero for the years ended March 31, 2012 and March 31, 2011, respectively)	473	1,415	(2,226)
Total other comprehensive income (loss)	2,045	1,112	12,470
Total comprehensive (loss) income	$ (52,450)	$ 32,156	$ 81,316

Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Components Of Comprehensive Income [Abstract]
Income tax on unrealized gains (losses) on foreign currency translation	$ 96	$ 981	$ 0

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 141,383	$ 95,535
Trade receivables (note 5)	65,106	94,286
Other current assets	11,062	13,822
Income taxes recoverable	25,661	10,071
Inventory (note 6)	65,762	110,810
Deferred income taxes (note 13)	16,056	14,026
Total current assets	325,030	338,550
Property and equipment (note 7)	100,053	109,567
Goodwill (notes 2 and 8)		34,173
Intangible assets (note 9)	22,958	32,339
Deferred income taxes (note 13)	22,321	19,897
Deferred financing fees (note 10)	2,824	5,039
Total Assets	473,186	539,565
Current liabilities
Accounts payable	32,453	33,908
Accrued and other current liabilities	80,275	86,555
Deferred revenue	35,438	34,034
Current portion of long-term debt (note 10)	3,050	3,050
Total current liabilities	151,216	157,547
Long-term debt (note 10)	285,175	288,225
Other long-term liabilities	4,497	5,741
Deferred revenue	87,076	90,774
Deferred income taxes (note 13)	6,238	8,887
Total liabilities	534,202	551,174
Commitments and contingencies (note 16)
Shareholders' deficit
Accumulated other comprehensive loss	(8,737)	(10,782)
Additional paid-in capital (notes 11 and 12)	41,281	34,109
Deficit	(785,830)	(731,335)
Total shareholders' deficit	(61,016)	(11,609)
Total liabilities and shareholders' deficit	473,186	539,565
Subsequent event (note 19)
Class A Subordinate Voting Shares [Member]
Shareholders' deficit
Oustanding-41,110,669 shares as of March 31, 2013 and 41,762,810 shares as of March 31, 2012	454,703	458,585
Treasury Shares-410,502 Class A Subordinate Voting Shares as of March 31, 2013 and 218,300 Class A Subordinate Voting Shares as of March 31, 2012	(840)	(593)
Class B Shares [Member]
Shareholders' deficit
Issued and outstanding-79,464,195 shares as of March 31, 2013 and March 31, 2012	$ 238,407	$ 238,407

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Class A Subordinate Voting Shares [Member]
Common stock, no par value
Common stock, shares authorized	unlimited	unlimited
Common stock, shares outstanding	41,110,669	41,762,810
Treasury shares	410,502	218,300
Class B Shares [Member]
Common stock, no par value
Common stock, shares authorized	unlimited	unlimited
Common stock, shares outstanding	79,464,195	79,464,195
Common stock, shares issued	79,464,195	79,464,195

Consolidated Statements of Shareholders' Deficit (USD $) In Thousands	Total	Share Capital [Member]	Deficit [Member]	Accumulated other comprehensive loss [Member]	Additional paid-in capital [Member]
Beginning balance at Mar. 31, 2010	$ (694,315)	$ 161,274	$ (831,225)	$ (24,364)
Net income (Loss)	68,846		68,846
Participant Equity Loan Plan (note 11)	8,331	8,331
2010 Reorganization (notes 3 and 11)	413,618	413,618
Initial public offering	138,596	138,596
Other comprehensive income	12,470			12,470
Stock-based compensation	9,181				9,181
Ending balance at Mar. 31, 2011	(43,273)	721,819	(762,379)	(11,894)	9,181
Net income (Loss)	31,044		31,044
Participant Equity Loan Plan (note 11)	135	135
Repurchase of common shares (note 11)	(9,755)	(25,555)			15,800
Other comprehensive income	1,112			1,112
Stock-based compensation	9,128				9,128
Ending balance at Mar. 31, 2012	(11,609)	696,399	(731,335)	(10,782)	34,109
Net income (Loss)	(54,495)		(54,495)
Participant Equity Loan Plan (note 11)	509	680			(171)
Repurchase of common shares (note 11)	(750)	(5,435)			4,685
Other comprehensive income	2,045			2,045
Stock-based compensation	3,284	218			3,066
Share issuance		408			(408)
Ending balance at Mar. 31, 2013	$ (61,016)	$ 692,270	$ (785,830)	$ (8,737)	$ 41,281

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash provided by (used in) Operations
Net (loss) income	$ (54,495)	$ 31,044	$ 68,846
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation and amortization of property and equipment	24,950	25,028	26,914
Amortization of intangible assets	9,571	9,573	8,986
Amortization of deferred financing fees	2,155	2,991	3,270
Non-cash interest expense (recovery) on long-term debt	260	966	(967)
Non-cash interest expense on related party long-term debt			5,297
Non-cash restructuring costs in other long-term liabilities	(1,200)	5,358
Stock-based compensation	3,284	9,128	9,181
Loss (gain) on foreign exchange	7,129	8,268	(11,483)
Deferred income tax (recovery) expense	(7,663)	(8,448)	(340)
Impairment of goodwill	34,173
Impairment of property and equipment	2,194
Loss on disposal of property and equipment	88	217	86
Trade receivables	26,321	5,501	(11,048)
Other current assets	2,564	(4,705)	6,400
Inventory	43,796	(32,377)	(16,689)
Income taxes recoverable and payable	(16,197)	(13,422)	(5,556)
Accounts payable, accrued and other current liabilities	(6,509)	9,835	(12,739)
Deferred revenue	(84)	8,686	14,810
Cash provided by operating activities	70,337	57,643	84,968
Investing
Business acquisition			(82,000)
Cash of subsidiary at date of acquisition			7,974
Capital expenditures	(19,269)	(23,132)	(27,498)
Proceeds from sale of property and equipment	49	105	14
Intangible assets	(201)		(502)
Cash used in investing activities	(19,421)	(23,027)	(102,012)
Financing
Proceeds from IPO, net			134,314
Financing fees paid			(1,396)
Repurchase of common shares	(750)	(9,755)
Repayment of debt	(3,050)	(48,052)	(239,307)
Participant equity loan plan, net	480	31	8,251
Cash used in financing activities	(3,320)	(57,776)	(98,138)
Effect of exchange rate changes on cash and cash equivalents	(1,748)	(330)	4,038
Net increase (decrease) in cash and cash equivalents	45,848	(23,490)	(111,144)
Cash and cash equivalents, beginning of year	95,535	119,025	230,169
Cash and cash equivalents, end of year	141,383	95,535	119,025
Cash and cash equivalents are comprised as follows
Cash	24,318	19,421	10,662
Short-term investments	117,065	76,114	108,363
Cash and cash equivalents	141,383	95,535	119,025
Supplemental cash flow disclosures
Interest paid	10,398	12,182	29,721
Interest received	394	536	574
Income taxes paid	14,981	30,052	38,674
Amount of non-cash capital expenditures in accounts payable and accrued and other current liabilities	$ 2,292	$ 1,975	$ 4,368

Nature of business	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Nature of business

Nature of business

SMART Technologies Inc. (the “Company”), formerly SMART Technologies (Holdings) Inc., was incorporated on June 11, 2007 under the Business Corporations Act (Alberta). On August 28, 2007 the shareholders of a related company which was then named SMART Technologies Inc. (“STI”), transferred 100% of the issued shares of STI to the Company. Prior to August 28, 2007 the principal operating company was STI. On August 28, 2007, SMART Technologies ULC was formed with the amalgamation of STI and a numbered company. On February 26, 2010 the Company changed its name to SMART Technologies Inc.

Through its wholly owned subsidiary, SMART Technologies ULC (“ULC”), and its subsidiaries, the Company designs, develops and sells interactive technology products and integrated solutions that enhance learning and enable people to collaborate with each other in innovative and effective ways. The Company is the global leader in the interactive display category, which is the core of its collaboration solutions. It generates revenue from the sale of interactive technology products and integrated solutions, including hardware, software and services.

Basis of presentation and significant accounting policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of presentation and significant accounting policies

1. Basis of presentation and significant accounting policies

The consolidated financial statements of the Company have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“GAAP”), applied on a basis consistent for all periods. All normal recurring adjustments considered necessary for fair presentation have been included in the financial statements. The significant accounting policies used in these GAAP consolidated financial statements are as follows.

(a) Principles of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. All intercompany balances and transactions have been appropriately eliminated on consolidation.

(b) Use of estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of provisions for various litigation claims, deferred revenue, allowance for doubtful receivables, inventory valuation, warranty provisions, sales incentive provisions, restructuring provisions, deferred income taxes, valuation of derivative financial instruments and impairment assessments of property and equipment, intangible assets and goodwill. Actual results could differ from these estimates.

(c) Foreign currency translation

The Company’s Canadian operations and its foreign subsidiaries, which solely provide marketing support, use the Canadian dollar (“CDN”) as their functional currency. For these entities, monetary assets and liabilities denominated in foreign currencies are translated using exchange rates in effect at the balance sheet date and non-monetary assets and liabilities denominated in foreign currencies are translated at historic rates. Gains and losses on re-measurement are recorded in the Company’s consolidated statements of operations as part of foreign exchange loss (gain). The Company’s United States (“U.S.”) and New Zealand operating subsidiaries have the U.S. dollar as their functional currency and its Japanese operating subsidiary has the Japanese Yen as its functional currency. The financial statements of these subsidiaries are translated into Canadian dollars using the method of translation whereby assets and liabilities are translated using exchange rates in effect at the balance sheet date and revenues and expenses are translated using average rates for the period. Exchange gains or losses from the translation of these foreign subsidiaries financial results are credited or charged to foreign currency translation included in other comprehensive income for the period and accumulated other comprehensive loss as part of shareholders’ deficit.

The Company uses the U.S. dollar as its reporting currency. The Canadian dollar consolidated financial statements are translated into the U.S. dollar reporting currency using the current rate method of translation. Exchange gains or losses are included as part of other comprehensive income for the period and accumulated other comprehensive loss as part of shareholders’ deficit.

(d) Cash and cash equivalents

Cash equivalents consist primarily of short-term investments with an original maturity of three months or less and are carried on the consolidated balance sheet at cost which approximates fair value.

(e) Trade receivables

Trade receivables reflect invoiced and accrued revenue and are presented net of an allowance for doubtful receivables.

The Company evaluates the collectability of its trade receivables based on a combination of factors on a periodic basis. The Company considers historical experience, the age of the trade receivable balances, credit quality of the Company’s resellers and distributors, current economic conditions, and other factors that may affect the resellers’ and distributors’ ability to pay.

(f) Inventory

Raw materials and finished goods inventory is stated at the lower of cost, computed using the first-in, first-out method, or market. If the cost of the inventory exceeds its market value, provisions are made for the difference between the cost and the market value. Prior to the Company’s transition of product assembly to contract manufacturers during the year ended March 31, 2012, the cost included the cost of materials, direct labor and the applicable share of production overhead.

(g) Property and equipment

Property and equipment are recorded at cost and depreciated and amortized to their net residual value over their estimated useful lives using the straight-line method. The Company capitalizes certain internal and external costs incurred to acquire or develop internal-use software. Capitalized software costs are amortized over the estimated useful life of the software. Depreciation and amortization is calculated using the following rates.

Building	25 years
Information systems, hardware and software	2 - 4 years
Assembly equipment, furniture, fixtures and other	2 - 4 years

Depreciation charges related to equipment used in assembly operations held at the Company’s contract manufacturers are included in cost of sales.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. In reviewing for impairment, the carrying value of such assets is compared to the estimated undiscounted future cash flows expected from the use of the assets and their eventual disposition. Any impairment charge is recognized to reduce the carrying value of the assets to its estimated fair value in the period in which it is identified.

(h) Goodwill

Goodwill is the residual amount that results when the purchase price of an acquired business exceeds the sum of the recognized amounts of the assets acquired, less liabilities assumed. Goodwill is not amortized, but is assessed annually for impairment or more frequently if events or changes in circumstances indicate that the asset might be impaired.

The Company consists of a single reporting unit. When a qualitative assessment determines that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, an impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit is compared with its fair value. If the carrying amount of the reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill is considered not to be impaired and the second step of the impairment test is unnecessary. The second step is carried out when the carrying amount of the reporting unit exceeds its fair value, in which case the implied fair value of the goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. If the carrying amount of the reporting unit is zero or negative, the second step of the impairment test is performed when it is more likely than not that a goodwill impairment exists.

In the second step, the implied fair value of goodwill is determined in a similar manner as the value of goodwill is determined in a business combination, using the fair value as if it was the purchase price. The implied fair value of goodwill is calculated by measuring the excess of the estimated fair value of the Company over the aggregated estimated fair values of identifiable assets and liabilities. The conduct of the second step involves significant judgment on the selection of assumptions necessary to arrive at an implied fair value of goodwill. These assumptions include, but are not limited to, development of multi-year business cash flow forecasts, the selection of discount rates and the identification and valuation of unrecorded assets. When the carrying amount of the goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess.

(i) Intangible assets

Intangible assets are stated at cost less accumulated amortization and are comprised of acquired technology, customer relationships and other intellectual property.

Intangible assets are amortized as follows.

Acquired technology	5 - 10 years
Customer relationships	5 years
Other intellectual property	5 - 10 years

Intangibles with determinable lives are amortized using the straight-line method based on the estimated useful lives of the respective assets. When there is a change in the estimated useful life of a finite-lived intangible asset, amortization is adjusted prospectively. Intangible assets with finite lives are tested for impairment if events or conditions have occurred that indicate that their carrying value may not be recoverable. In reviewing for impairment, the carrying value of such assets is compared to the estimated undiscounted future cash flows expected from the use of the assets and their eventual disposition. Any impairment charge is recognized to reduce the carrying value of the intangible asset to its estimated fair value in the period in which such determination is made.

(j) Business combinations

The Company accounts for business combinations using the acquisition method of accounting, and accordingly, the assets and liabilities of the acquired business are recorded at their fair values at the date of acquisition except for deferred income tax assets and/or liabilities. The excess of the fair value of consideration transferred over the recognized amounts is recorded as goodwill. Any changes in the estimated fair values of the net assets recorded for acquisitions prior to the finalization of more detailed analysis, but not to exceed one year from the date of acquisition, will change the amount of goodwill recorded. All acquisition costs are expensed as incurred and in-process research and development costs are recorded at fair value as an indefinite-lived intangible asset and assessed for impairment thereafter until completion, at which point the asset is amortized over its expected useful life. The results of operations of acquired businesses are included in the consolidated financial statements from the acquisition date.

(k) Deferred financing fees

Deferred financing fees represent the direct costs of entering into the Company’s long-term debt and credit facilities. For non-revolving credit facilities, costs are amortized as interest expense using the effective interest method. For revolving credit facilities, costs are amortized as interest expense using the straight-line method. The deferred financing fees are amortized over the term of the debt or credit facilities.

(l) Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, shipping occurs or services are rendered, the sales price is fixed or determinable and collection is reasonably assured. Revenue consists primarily of consideration from the bundled sale of hardware, software that is essential to the functionality of the hardware and technical support.

Revenue from the bundled sale of hardware, software and technical support is recognized in accordance with general revenue recognition accounting guidance and revenue from separate sales of software products and technical support is recognized in accordance with industry specific software revenue recognition accounting guidance. Amounts invoiced and cash received in advance of meeting these revenue recognition criteria are recognized as deferred revenue.

The Company offers certain incentives to customers based on purchase levels. These incentives are recorded as a reduction of related revenues when this revenue is recognized. Revenue is recorded net of taxes collected from customers that are remitted to government authorities with the collected taxes recorded as current liabilities until remitted to the relevant government authority. The Company’s arrangements do not include any provisions for refunds.

Revenue recognition for arrangements with multiple deliverables

For multi-element arrangements that include tangible products containing software essential to the product’s functionality and undelivered elements relating to the tangible product and its essential software, the Company allocates revenue to the multiple deliverables based on their relative selling prices. To determine the relative selling price the following hierarchy is used.

(i)	vendor-specific objective evidence of fair value (“VSOE”);

(ii)	third-party evidence (“TPE”); and

(iii)	estimate of the selling price (“ESP”).

VSOE is established as the price charged for a deliverable when the same deliverable is sold separately by the Company. TPE of selling price is established by evaluating largely similar and interchangeable competitor products or services in stand-alone sales. The ESP is established considering internal factors such as internal costs, margin objectives, pricing practices and controls, customer and market conditions such as competitor pricing strategies for similar products, and industry data.

Substantially all the Company’s revenue is made up of the sales of interactive displays and accessories. Interactive displays consist of hardware products and software essential to the functionality of the hardware product that is delivered at the time of sale, and technical support, which includes future unspecified software upgrades and features relating to the product’s essential software to be received, on a when-and-if-available basis. The Company has allocated revenue between these deliverables using the relative selling price method.

The Company assesses incentives and discounts provided to customers in determining the relative selling prices of the deliverables in its arrangements to determine the most appropriate method of allocating such incentives and discounts to such deliverables. In general, the Company has concluded that allocating such incentives and discounts ratably to the deliverables based on the proportion of arrangement consideration allocated to each is appropriate based upon the way the Company currently sells its product.

The Company is unable to determine VSOE for its deliverables as they are not sold on a separate, stand-alone basis. The Company’s go-to-market strategy is the same or similar to that of its peers for these deliverables, in that product offerings are made in multiple deliverable bundles, such that the TPE of selling price of stand-alone deliverables cannot be obtained. Consequently, the Company is unable to establish selling price using VSOE or TPE and therefore uses ESP in its allocation of revenue.

Amounts allocated to the delivered hardware and the related essential software are recognized at the time of sale provided all the conditions for revenue recognition have been met. Amounts allocated to the technical support services and unspecified software upgrades are deferred and recognized using the straight-line method over the estimated term of provision. All product cost of sales, including estimated warranty costs, are recognized at the time of sale. Costs for research and development and sales and marketing are expensed as incurred.

Revenue recognition for software

The Company also sells software, technical support and unspecified software upgrade rights altogether separate from hardware. For software arrangements involving multiple elements, revenue is allocated to each element based on the relative fair value only if VSOE evidence of fair values, which is based on prices charged when the element is sold separately, is available. The Company does not have VSOE for the undelivered elements in its software sales and, accordingly, the entire arrangement consideration is deferred and amortized over three years, the estimated period that such items are delivered or that services are provided.

(m) Comprehensive income (loss)

Comprehensive income (loss) is comprised of net income and other comprehensive income (“OCI”).

OCI refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of comprehensive income but are excluded from net income. OCI consists of foreign currency translation adjustments for the period which arise from the conversion of the Canadian dollar consolidated financial statements to the U.S. dollar reporting currency consolidated financial statements. OCI also includes foreign currency translation adjustments from those foreign subsidiaries that have a local currency as their functional currency that arises on translation of these foreign subsidiaries’ financial statements into their parent’s reporting currency.

(n) Financial instruments

Derivative financial instruments are used by the Company to manage its exposure to interest and foreign exchange rate fluctuations. To manage interest rate exposure, the Company enters into interest rate swap contracts and to manage foreign exchange exposure, the Company enters into forward and foreign exchange collar contracts. The Company does not use derivative financial instruments for speculative purposes.

Financial Accounting Standards Board (“FASB”) ASC 815—Accounting for Derivative Instruments requires all derivative financial instruments to be recognized at fair value on the consolidated balance sheet and outlines the criteria to be met in order to designate a derivative instrument as a hedge and the methods for evaluating hedge effectiveness. The fair value is calculated based on quoted market prices.

Derivative contracts that do not qualify as hedges under ASC 815, or where hedge accounting is not applied, are recorded at fair value in the consolidated balance sheet unless exempted from derivative treatment as meeting normal purchase and sale criteria. Any changes in the fair value of these derivative contracts are recorded in net income when those changes occur. The Company does not currently apply hedge accounting as defined by ASC 815 to any of its financial instruments.

(o) Income taxes

In accordance with FASB ASC 740—Accounting for Income Taxes, the Company uses the liability method of accounting for income taxes. Under the liability method, current income taxes are recognized for the estimated income taxes payable for the current year and deferred income taxes are recognized for temporary differences between the tax and accounting bases of assets and liabilities and the benefit of losses and other deductions carried forward for tax purposes that are likely to be realized. A valuation allowance is recorded against net deferred income tax assets if it is more likely than not that the asset will not be realized. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are scheduled to be recovered or settled. The effect on the deferred income tax assets and liabilities from a change in tax rates is recognized in net income in the period that the change is enacted.

The Company follows ASC 740 in assessing its uncertain tax positions and provisions for income taxes which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, prescribes a recognition threshold of more likely than not to be sustained upon examination and provides guidance on derecognition measurement classification, interest and penalties, accounting in interim periods, disclosure and transitions.

(p) Investment tax credits

The Company uses the flow-through method to account for investment tax credits (“ITCs”), earned on eligible Scientific Research and Experimental Development (“SR&ED”) expenditures. Under this method, the ITCs are recognized as a reduction (increase) to income tax expense (recovery).

ITCs are subject to technical and financial review by Canadian tax authorities on a project-by-project basis and therefore amounts received may vary significantly from the amounts recorded. Any such differences are recorded as an adjustment to the recognized amount in the year the SR&ED review is completed and the results are made known to the Company.

(q) Research and product development costs

Research costs are expensed as incurred. Development costs for products and licensed software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. In most instances, the Company’s products are released soon after technological feasibility has been established. Costs incurred subsequent to achievement of technological feasibility are usually not significant, and therefore most product development costs are expensed as incurred.

(r) Earnings per share

Per share amounts are based on the weighted-average number of common shares outstanding during the period. Diluted earnings per share are calculated using the treasury stock method.

(s) Warranty provision

The Company provides for the estimated costs of product warranties at the time revenue is recognized and records the expense in cost of sales. Interactive displays and other hardware products are generally covered by a time-limited warranty for varying periods of time. The Company’s warranty obligation is affected by product failure rates, warranty periods, freight, material usage and other related repair or replacement costs. The Company assesses the adequacy of its warranty liability and adjusts the amount as necessary based on actual experience and changes in future estimated costs. The accrued warranty obligation is included in accrued and other current liabilities.

(t) Stock-based compensation

During the third quarter of fiscal 2013, the Company changed its method of accounting for stock-based compensation expense related to the fair value of options to the graded method from the straight-line method and has applied this change retrospectively from July 2010, the date of the Company’s initial option grants. Stock-based compensation expense for stock options is estimated at the grant date based on each option’s fair value as calculated by the Black-Scholes-Merton (“BSM”) option-pricing model. The Company generally recognizes stock-based compensation expense ratably using the graded method over the requisite service period with an offset to additional paid-in capital. The BSM model requires various judgmental assumptions including volatility and expected option life. In addition, judgment is also applied in estimating the amount of stock-based awards that are expected to be forfeited, and if actual results differ significantly from these estimates, stock-based compensation expense and the Company’s results of operations would be impacted. Any consideration paid by employees on exercise of stock options plus any recorded stock-based compensation within additional paid-in capital related to that stock option is credited to share capital.

The Company classifies Restricted share units (“RSUs”), Performance share units (“PSUs”) and Deferred share units (“DSUs”) as equity instruments as the Company has the ability and intent to settle the awards in common shares. The compensation expense is calculated based on the fair value of each instrument as determined by the closing value of the Company’s common shares on the business day of the grant date. The Company recognizes compensation expense ratably over the vesting period of the RSUs and PSUs. For DSUs, compensation expense is recorded at the date of grant.

(u) Participant equity loan plan

The Company has a Participant Equity Loan Plan (the “Plan”), under which the Company loaned funds to certain employees for the purpose of allowing these employees the opportunity to purchase common shares of the Company at fair value. Common shares issued under the Plan are subject to voting and transferability restrictions that lapse based on certain events.

Shares purchased under the Plan are reported as share capital at their fair value on the date of issue. The outstanding related employee loans and any accrued interest are reported as a deduction from share capital. When there is an amendment in the terms of the Plan, the difference between the fair value at the date of the amendment and the fair value at the original date of purchase is recognized as stock-based compensation ratably on a graded basis over the period that restrictions on the shares lapse.

(v) Restructuring costs

Employee termination benefits associated with an exit or disposal activity are accrued when the liability is both probable and reasonably estimable provided that the Company has a history of providing similar severance benefits that meet the criteria of an on-going benefit arrangement. If no such history exists, the costs are expensed when the termination benefits are paid. Contract termination costs are recognized and measured at fair value when the Company ceases using the rights under the contract. Other associated costs are recognized and measured at fair value when they are incurred.

(w) Recent accounting policies adopted

In June 2011, the Financial Accounting Standards Board (“FASB”) issued guidance on presentation of comprehensive income to increase its prominence in the financial statements. The new guidance eliminates the option to present components of other comprehensive income in the statement of shareholders’ equity. Instead, an entity is required to present the total of comprehensive income, the components of net income and the components of other comprehensive income in either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The Company adopted the guidance in the first quarter of fiscal 2013 and included two separate but consecutive statements.

In September 2011, the FASB issued guidance to simplify the testing of goodwill for impairment. The new guidance provides an entity with the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted the guidance in the first quarter of fiscal 2013. The adoption did not have a material impact on the Company’s results of operations, financial condition or disclosures.

2010 Acquisition	12 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
2010 Acquisition

2. 2010 Acquisition

On April 21, 2010, the Company acquired 100% of the issued and outstanding shares of Next Holdings Limited (“NextWindow”), a privately held New Zealand company, for $82,000 in cash.

The acquisition was accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed, other than the deferred income tax liability, were measured at their fair values as of the date of acquisition. The excess of the acquisition price over the recognized amounts was recorded as goodwill on acquisition. Recognized amounts were determined based on information available at the date of acquisition. The Company has included the operating results of NextWindow in the consolidated financial statements from the date of acquisition. Revenue and net loss from NextWindow reported in the Company’s results for the year ended March 31, 2011 amounted to $24,674 and $17,122, respectively. The net loss for the year ended March 31, 2011 included amortization of intangible assets of $8,903 resulting from the acquisition.

The following table summarizes the assets acquired and liabilities assumed.

Assets purchased
Current assets	$12,513
Property and equipment	2,177
Intangible assets (note 9)	50,061
Goodwill—with no tax base (note 8)	34,173

$98,924

Liabilities assumed
Current liabilities	$9,868
Deferred income tax liability	15,030

$24,898

Net non-cash assets acquired	$74,026
Cash acquired	7,974

Consideration paid—cash	$82,000

The Company expensed $1,143 of acquisition-related costs included in selling, marketing and administration in the year ended March 31, 2011.

During fiscal 2013 it was determined that the full carrying value of the goodwill associated with the acquisition was impaired and the Company recorded a goodwill impairment charge of $34,173 (note 8).

The weighted-average amortization period of the total intangible assets related to the business acquisition was approximately 5.6 years at the date of acquisition.

2010 Reorganization and Initial Public Offering	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
2010 Reorganization and Initial Public Offering

3. 2010 Reorganization and Initial Public Offering

On May 13, 2010, the Company’s Board of Directors approved a reorganization (the “2010 Reorganization”) of the capital of the Company. Through a series of transactions, the 2010 Reorganization resulted in the repayment of $8,016 on the shareholder note payable and the effective conversion of the remaining shareholder note payable of CDN$253,972 plus accrued interest of CDN$75,074 into Class A Preferred Shares and Class B Shares and the conversion of cumulative preferred shares of CDN$84,883 plus accrued dividends of CDN$19,748 into Class A Preferred Shares. At the completion of the 2010 Reorganization, the Company’s share capital consisted of 433,676,686 Class A Preferred Shares, 170,089,800 Class B Shares and 10,957,191 Class A Subordinate Voting Shares. As part of the 2010 Reorganization, the Company amalgamated with a successor corporation to School 3 ULC, a corporation that, prior to giving effect to the 2010 Reorganization, held all of the outstanding non-voting common shares. This series of transactions was completed on June 8, 2010. On June 24, 2010, the Company effected a one-for-two reverse stock split for both the Class A Subordinate Voting Shares and the Class B Shares.

In July 2010, in connection with the Company’s initial public offering (“IPO”) transaction, all the issued and outstanding Class A Preferred Shares were converted into Class B or Class A Subordinate Voting Shares and the Class A Preferred Shares were removed from the authorized share capital of the Company and the Company issued Class A Subordinate Voting Shares from Treasury. After giving effect to the IPO, the Company had 44,308,596 Class A Subordinate Voting Shares and 79,464,195 Class B Shares outstanding.

Using the proceeds of the IPO, the Company repaid $40,000 of the unsecured term loan and $19,244 of the term construction facility in July 2010. In September 2010, the remaining balances of the unsecured term loan, the term construction facility and the construction loan of $42,389, $29,836 and $1,438, respectively, were repaid in full.

Restructuring costs	12 Months Ended
Mar. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring costs

4. Restructuring costs

(a) Fiscal 2013 December restructuring

In December 2012, the Company announced a restructuring plan that will increase focus on its target markets and streamline its corporate support functions. As part of the restructuring, the Company reduced its workforce by approximately 25%. The majority of the workforce reduction was completed by March 31, 2013. The Company accrued remaining costs relating to workforce reductions which are expected to be completed in the first quarter of fiscal 2014. The rates used in determining this accrual are based on existing plans, historical experience and negotiated settlements. If the actual amounts differ from the Company’s estimates, the amount of the restructuring costs could be materially impacted. No further material costs are expected to be incurred.

Employee termination costs include termination costs related to the reduction in workforce and associated outplacement and legal costs.

Facilities costs include lease cancellation costs at two North American locations and lease obligation costs associated with unoccupied office space at one of the Company’s international locations. Lease obligation costs are based on future lease expenditures and estimated future sublease rentals.

Other restructuring costs include fees paid to consultants supporting the restructuring process and office relocation costs.

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 December restructuring activities for the year ended March 31, 2013 is summarized in the following table.

	Year ended March 31, 2013
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$16,172	$1,010	$208	$17,390
Restructuring costs paid	(10,227)	—	(124)	(10,351)
Currency translation adjustment	(216)	8	—	(208)

Accrued restructuring obligation at end of year	$5,729	$1,018	$84	$6,831

At March 31, 2013, the accrued restructuring obligation of $6,831 (March 31, 2012 – zero) was included in accrued and other current liabilities.

(b) Fiscal 2013 August restructuring

In August 2012, the Company announced a restructuring plan to implement additional cost reduction measures with the objective of improving the Company’s operating efficiencies. The restructuring plan included a worldwide reduction in workforce of approximately 70 employees. The restructuring plan was completed during the quarter ended September 30, 2012 and no further material costs are expected to be incurred.

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 August restructuring activities for the year ended March 31, 2013 is summarized in the following table.

Year ended March 31, 2013
Employee Termination Costs
Restructuring costs incurred	$1,947
Restructuring costs paid	(1,775)
Currency translation adjustment	(11)

Accrued restructuring obligation at end of year	$161

At March 31, 2013, the remaining accrued restructuring obligation of $161 (March 31, 2012 – zero), primarily related to outplacement costs, was included in accrued and other current liabilities.

(c) Fiscal 2012 August restructuring

In August 2011, the Company announced the transfer of the remainder of its interactive display assembly operations from its leased facility in Ottawa, Canada to existing contract manufacturers. The decision reflected the Company’s ongoing strategy to reduce costs in all areas of its operations and the transition was completed by March 31, 2012.

In December 2011, the Company ceased using the assembly and warehouse space at the Ottawa facility. As a result, the Company recorded lease obligation costs of $8,059 in the third quarter of fiscal 2012 based on future lease expenditures and estimated future sublease rentals for the remainder of the lease term ending April 2017. The accrued lease obligation is reviewed quarterly and adjusted as required to ensure that it reflects the remaining obligation based on future lease expenditures and estimated future sublease rentals over the balance of the obligation period. During the second quarter of fiscal 2013, the Company recorded additional restructuring costs of $1,020 as a result of a revised estimate of the future sublease rentals.

The change in the Company’s accrued restructuring obligation associated with the fiscal 2012 August restructuring activities for the years ended March 31, 2013 and 2012 is summarized in the following tables.

	Year ended March 31, 2013
	Lease Obligation Costs	Employee Termination Costs	Other Restructuring Costs	Total
Accrued restructuring obligation at beginning of year	$7,788	$—	$—	$7,788
Restructuring costs paid	(2,576)	—	—	(2,576)
Accretion expense	417	—	—	417
Adjustments	1,020	—	—	1,020
Currency translation adjustment	(149)	—	—	(149)

Accrued restructuring obligation at end of year	$6,500	$—	$—	$6,500

	Year ended March 31, 2012
	Lease Obligation Costs	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$8,059	$3,745	$1,455	$13,259
Restructuring costs paid	(600)	(3,745)	(1,455)	(5,800)
Accretion expense	116	—	—	116
Currency translation adjustment	213	—	—	213

Accrued restructuring obligation at end of year	$7,788	$—	$—	$7,788

To date the Company has incurred restructuring costs of $14,812, comprised of employee termination benefits of $3,745, lease obligation costs of $9,612 and other restructuring costs of $1,455.

At March 31, 2013, the current portion of the accrued restructuring obligation of $2,286 (March 31, 2012 – $2,280) was included in accrued and other current liabilities with the remaining long-term portion of $4,214 (March 31, 2012 – $5,508) included in other long-term liabilities.

Trade receivables	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Trade receivables

5. Trade receivables

	March 31, 2013	March 31, 2012
Trade receivables	$68,606	$97,390
Allowance for doubtful receivables	(3,500)	(3,104)

	$65,106	$94,286

The following table summarizes the activity in the allowance for doubtful receivables.

	Year ended March 31,
	2013	2012	2011
Balance at beginning of year	$3,104	$3,603	$3,868
Charge to bad debts expense	3,377	1,579	17
Write-off of receivables	(2,909)	(2,000)	(635)
Currency translation adjustment	(72)	(78)	353

Balance at end of year	$3,500	$3,104	$3,603

In addition to the charges above the Company also recorded bad debt expense of $286 related to employee loans provided as part of the Participant Equity Loan Plan (note 11(b)).

Inventory	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory

6. Inventory

	March 31, 2013	March 31, 2012
Finished goods	$59,972	$107,380
Raw materials	10,577	4,938
Provision for obsolescence	(4,787)	(1,508)

	$65,762	$110,810

The provision for obsolescence is related to finished goods and raw materials inventory.

Property and equipment	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Property and equipment

7. Property and equipment

	March 31, 2013	March 31, 2012
Cost
Building	$72,925	$73,626
Information systems, hardware and software	70,049	62,519
Assembly equipment, furniture, fixtures and other	37,875	44,398
Assets under construction	5,858	8,253

	$186,707	$188,796
Accumulated depreciation and amortization
Building	$12,139	$9,406
Information systems, hardware and software	48,127	39,414
Assembly equipment, furniture, fixtures and other	26,388	30,409

	$86,654	$79,229
Net book value
Building	$60,786	$64,220
Information systems, hardware and software	21,922	23,105
Assembly equipment, furniture, fixtures and other	11,487	13,989
Assets under construction	5,858	8,253

	$100,053	$109,567

Depreciation and amortization expense incurred is as follows.

	Year ended March 31,
	2013	2012	2011
Building	$2,951	$2,968	$3,159
Information systems, hardware and software	14,614	13,690	14,780
Assembly equipment, furniture, fixtures and other	7,385	8,370	8,975

	$24,950	$25,028	$26,914

Included in accrued and other current liabilities is an accrual for capital expenditures of $2,292 at March 31, 2013 (March 31, 2012 – $1,975).

The amount of depreciation expense included in cost of sales amounted to $3,760, $3,769 and $4,118 for the years ended March 31, 2013, 2012 and 2011, respectively.

The Company concluded that the carrying amount of certain assets was not recoverable and recorded an impairment charge of $2,194 primarily related to discontinued information system projects.

Goodwill	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

8. Goodwill

Changes to the carrying amount of goodwill during the year ended March 31, 2013 were as follows:

Balance at March 31, 2012	$34,173
Impairment of goodwill	(34,173)

Balance at March 31, 2013	$—

During the nine months ended December 31, 2012, the continuing decline of both the Company’s share price and revenue had reached levels where management concluded that it was more likely than not that a goodwill impairment existed. As a result, the second step of the goodwill impairment test was performed.

The estimated fair value of the Company was determined utilizing an income approach which was then corroborated with a market approach. Under the income approach, the Company calculates the fair value of its single reporting unit based on the present value of estimated future cash flows. Cash flow projections are based on management’s estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions. The discount rate used estimates the rate a market participant would expect and is calculated based on the weighted-average cost of capital adjusted for the relevant risk associated with company-specific characteristics and the uncertainty related to the Company’s ability to execute on the projected cash flows. Under the market approach, the Company’s market capitalization was used as a key input for the determination of the fair value of the Company. The Company believes that the market capitalization alone does not capture the fair value of the business as a whole, or the substantial value that an acquirer would obtain from its ability to obtain control of the business. Consequently, the Company developed an estimate for the control premium that a marketplace participant might pay to acquire control of the business in an arms-length transaction.

The impairment loss was measured by estimating the implied fair value of the Company’s goodwill and comparing it with its carrying value. Using the Company’s fair value detailed above as the acquisition price in a hypothetical acquisition of the Company, the implied fair value of goodwill was calculated as the residual amount of the acquisition price after assigning fair value to net assets, including working capital, property and equipment and both recognized and unrecognized intangible assets.

Based on the results of the second step of the goodwill impairment test, it was concluded that the full carrying value of goodwill was impaired. Consequently, the Company recorded a goodwill impairment charge of $34,173 and reported this amount as a separate line item in the consolidated statements of operations.

The Company considered as part of the impairment test at the time the recoverable amount if its other long-lived assets and concluded that these assets were not impaired.

Intangible assets	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets

9. Intangible assets

	March 31, 2013	March 31, 2012
Cost
Acquired technology	$29,600	$29,600
Customer relationships	17,500	17,500
Other intellectual property	3,999	3,814

	$51,099	$50,914
Accumulated amortization
Acquired technology	$15,754	$10,396
Customer relationships	10,296	6,796
Other intellectual property	2,091	1,383

	$28,141	$18,575
Net book value
Acquired technology	$13,846	$19,204
Customer relationships	7,204	10,704
Other intellectual property	1,908	2,431

	$22,958	$32,339

Amortization expense of finite-lived intangibles for the years ended March 31, 2013, 2012 and 2011 was $9,571, $9,573 and $8,986, respectively.

Based on the carrying value of the identified intangible assets at March 31, 2013 and assuming no subsequent impairment of the underlying assets, the annual amortization expense for the next five years is expected to be as follows.

	Fiscal year ending March 31,
	2014	2015	2016	2017	2018
Amortization expense	$9,570	$9,570	$1,208	$690	$690

Long-term debt and credit facilities	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Long-term debt and credit facilities

10. Long-term debt and credit facilities

	March 31, 2013	March 31, 2012
First lien facility	$288,225	$291,275
Current portion of long-term debt	(3,050)	(3,050)

	$285,175	$288,225

All debt and credit facilities are U.S. dollar facilities.

(a) First lien facility

In August 2007, the Company entered into a $305,000 term loan maturing August 28, 2014 with a $45,000 revolving credit facility maturing August 28, 2013 (the “First lien facility”). The full amount of the term loan was drawn upon closing. As part of the Company’s IPO transaction which closed on July 20, 2010, the Company put into place an additional $55,000 revolving credit facility under the First lien facility maturing August 28, 2013, which increased the total revolving credit capacity to $100,000, all of which remained undrawn as of March 31, 2013 and 2012. The First lien facility is secured by a first priority interest over all assets of the Company and certain subsidiaries.

The Company may repay all or a portion of the First lien facility at any time without incurring early repayment premiums. The term-loan portion of the First lien facility requires mandatory annual repayments totaling $3,050. In addition, beginning with the year ended March 31, 2009, the Company is required to repay amounts under the facility ranging between zero and 50% of annual excess cash flow, contingent upon the Company’s leverage ratio at the time. As of March 31, 2013, 2012 and 2011, the leverage ratio was below the level required to trigger a repayment.

Borrowings under the term loan bear interest at floating rates, based on LIBOR, the U.S. federal funds rate or the Canadian base rate of the administrative agent. Borrowings under the revolving credit facility bear interest at floating rates based on the banker’s acceptance rate, LIBOR, the U.S. federal funds rate, the Canadian base rate of the administrative agent or the Canadian prime rate. The Company has discretion with respect to the basis upon which interest rates are set. The interest rate on borrowings under the First lien facility term loan was 2.95% at March 31, 2013 and 2.99% at March 31, 2012. The interest rates on the undrawn credit facilities of $45,000 and $55,000 at March 31, 2013 were 2.20% and 3.95%, respectively.

The Company had outstanding letters of credit totaling $1,166 at March 31, 2013 and $973 at March 31, 2012. These letters of credit have not been drawn; however, they reduce the amount available to the Company under the revolving portion of the First lien facility.

The Company was in compliance with all financial covenants with respect to the facility at March 31, 2013. The facility has two financial covenants: a total leverage ratio test and an interest coverage ratio test. Compliance is tested quarterly and the Company has been in compliance with all covenants during all reporting periods since the inception of the loan.

(b) Second lien facility

In August 2007, the Company entered into an eight year, $100,000 term loan (the “Second lien facility”), which was fully drawn upon closing. In fiscal 2012, the remaining balance of $45,000 was repaid in full. No repayment premiums were charged.

(c) Deferred financing fees

The Company incurred fees of $13,090 in closing the First lien facility and the Second lien facility which were recorded as deferred financing fees. These fees are shown as an asset and amortized over the loans’ terms based on the effective interest rate method. Repayments of the term loans also result in releases of these fees, which are then included in interest expense. The Company also incurred fees of $1,385 in closing the new revolving facility on July 20, 2010 under the First lien facility. These fees are shown as an asset and amortized over the term of the facility using the straight-line method. The Company also incurred fees relating to the term construction facility which was repaid in the year ended March 31, 2011.

The Company recorded amortization of deferred financing fees of $2,155, $2,991 and $3,270 for the years ended March 31, 2013, 2012 and 2011, respectively.

Share capital	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share capital

11. Share capital

(a) Share capital

(i) Authorized

The Company’s authorized share capital consists of an unlimited number of Class A Subordinate Voting Shares, an unlimited number of Class B Shares and an unlimited number of Preferred Shares issuable in series.

Each holder of Class B Shares and each holder of Class A Subordinate Voting Shares is entitled to receive notice of and attend all meetings of the Company’s shareholders, except meetings at which only holders of another particular class or series have the right to vote. At each such meeting, each Class B Share entitles its holder to 10 votes and each Class A Subordinate Voting Share entitles its holder to one vote, voting together as a single class, except as otherwise set forth in the Company’s articles of amalgamation or prescribed by applicable laws.

(ii) Issued and outstanding

Shares Outstanding	Voting Common Shares	Non-voting Common Shares	Voting Preferred Shares	Class A Preferred Shares	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2010	53,563,844	127,489,844	127,483,148	—	—	—	—	308,536,836
2010 Reorganization	(53,563,844)	(127,489,844)	(127,483,148)	433,676,686	5,478,596	—	85,044,901	215,663,347
Participant Equity Loan Plan	—	—	—	—	—	(57,500)	—	(57,500)
Initial Public Offering	—	—	—	(433,676,686)	38,830,000	—	(5,580,706)	(400,427,392)

March 31, 2011	—	—	—	—	44,308,596	(57,500)	79,464,195	123,715,291
Participant Equity Loan Plan	—	—	—	—	—	(160,800)	—	(160,800)
Shares repurchased for cancellation	—	—	—	—	(2,327,486)	—	—	(2,327,486)

March 31, 2012	—	—	—	—	41,981,110	(218,300)	79,464,195	121,227,005
Participant Equity Loan Plan	—	—	—	—	—	(217,500)	—	(217,500)
Stock-based compensation	—	—	—	—	115,015	25,298	—	140,313
Shares repurchased for cancellation	—	—	—	—	(574,954)	—	—	(574,954)

March 31, 2013	—	—	—	—	41,521,171	(410,502)	79,464,195	120,574,864

Stated Amount	Voting Common Shares	Non-voting Common Shares	Voting Preferred Shares	Class A Preferred Shares	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2010	$41,166	$120,108	$—	$—	$—	$—	$—	$161,274
Participant Equity Loan Plan	2,122	—	—	—	6,369	(160)	—	8,331
2010 Reorganization	(43,288)	(120,108)	—	413,616	3,156	—	160,242	413,618
Initial Public Offering	—	—	—	(413,616)	474,047	—	78,165	138,596

March 31, 2011	$—	$—	$—	$—	$483,572	$(160)	$238,407	$721,819
Participant Equity Loan Plan	—	—	—	—	568	(433)	—	135
Repurchase of Common Shares	—	—	—	—	(25,555)	—	—	(25,555)

March 31, 2012	$—	$—	$—	$—	$458,585	$(593)	$238,407	$696,399
Participant Equity Loan Plan	—	—	—	—	996	(316)	—	680
Stock-based compensation	—	—	—	—	557	69	—	626
Shares repurchased for cancellation	—	—	—	—	(5,435)	—	—	(5,435)

March 31, 2013	$—	$—	$—	$—	$454,703	$(840)	$238,407	$692,270

The 2010 Reorganization completed on June 8, 2010 effectively resulted in the conversion of the Company’s Voting Common Shares, Voting Preferred Shares, cumulative preferred shares including accrued interest (note 3) and shareholder note payable (note 3) into 10,957,191 Class A Subordinate Voting Shares, 170,089,800 Class B Shares and 433,676,686 Class A Preferred Shares. The Company’s Non-voting Common Shares were cancelled as part of the 2010 Reorganization.

On June 24, 2010, the Company effected a one-for-two reverse split of the Class A Subordinate Voting Shares and the Class B Shares.

As part of the Company’s IPO on July 20, 2010, the 433,676,686 Class A Preferred Shares were converted to 5,898,744 Class B Shares and 18,550,550 Class A Subordinate Voting Shares and then 11,479,450 Class B Shares were converted to 11,479,450 Class A Subordinate Voting Shares. New Class A Subordinate Voting Shares issued by the Company to the public pursuant to the IPO totaled 8,800,000 at an issue price of $17.00. Proceeds from the IPO were $138,596, net of underwriting commissions of $7,854 and other offering expenses of $7,429, net of tax of $4,279. Other offering expenses were also recorded as a reduction of IPO proceeds effective the date of the IPO. Concurrent with this transaction, 30,030,000 Class A Subordinate Voting Shares were sold to the public by existing shareholders at an issue price of $17.00.

(b) Participant equity loan plan

In 2009, the Company implemented a Participant Equity Loan Plan (the “Plan”) under which the Company loaned funds to certain employees for the purpose of allowing them to purchase Class A Subordinate Voting Shares of the Company at fair value as determined by a third party valuation.

Shares granted under the Plan are reported as share capital in shareholders’ equity at their value on the date of issue. The outstanding related loans and accrued interest are reported as a reduction of share capital.

In 2010, the Plan was amended such that the 40% of shares with performance-based restrictions that did not become unrestricted as part of the Initial Public Offering (“IPO”) transaction, representing 24% of the total shares under the Plan, would become unrestricted in two equal installments on each of the following two anniversary dates of the IPO. As a result of this amendment, the difference between the fair value of the affected shares at the date of the amendment and the fair value at the initial issuance of the shares was recognized as stock-based compensation ratably on a graded basis over the period the restrictions lapsed. The expense is included in selling, marketing and administration expense and research and development expense, with an offsetting credit to additional paid-in capital and was adjusted to reflect expected forfeitures based on Company historical data. The impact of the Plan amendment was fully amortized at September 30, 2012. The total value expensed in the year ended March 31, 2013 was $590 (March 31, 2012 – $5,243).

On November 20, 2012 certain terms of the Plan were amended. All Plan shares previously held in trust by the Company as security against the Plan loans are to be released to Plan participants, with remaining loan balances continuing to be secured by these shares. Any proceeds from the sale of these shares must first be applied against any outstanding loan balance. Additional compensation was also provided to Plan participants for the purpose of loan repayments. Most participants received the first installment in the fourth quarter of fiscal 2013 and will receive a second installment, provided they continue to be employed by the Company, in the third quarter of fiscal 2014. The first installment of $1,209 is included in selling, marketing and administration expense and research and development expense in the year ended March 31, 2013. The second installment of $834 is being accrued evenly over the twelve months ended December 31, 2013.

As a result of these amendments, the compensatory benefit of the 541,975 Plan shares with outstanding loans was determined at the date of the Plan amendment using the Black-Scholes-Merton (“BSM”) option pricing model. The exercise price used of $1.30 was the market price of a Class A Subordinate Voting Share on that date which equaled the remaining loan balance for each share. The total benefit of $339 has been reported as stock-based compensation expense in the year ended March 31, 2013 with an offset to additional paid-in capital. In addition, interest is no longer being charged on Plan loans retroactive to April 1, 2012. As a result, accrued interest of $44 was reversed in the year ended March 31, 2013. During the year ended March 31, 2013 Plan loans of $286 from employees who had left the Company were written off with an offset to bad debt expense. Total loans amounted to $880 at March 31, 2013 (March 31, 2012 – $2,043).

Share capital increased by $1,160 (March 31, 2012 – $135) in the year ended March 31, 2013 as a result of Plan activity. This includes loan principal and interest repayments totaling $846 (March 31, 2012 – $612), interest accrued during the year of nil (March 31, 2012 – $105) and foreign exchange adjustments of $28 (March 31, 2012 – $73). Also, during the year ended March 31, 2013, 297,500 (March 31, 2012 – 160,800) shares of employees who left the Company were repurchased by a subsidiary company resulting in a net reduction in share capital of $480 (March 31, 2012 – $445). Stock based compensation paid related to these repurchases amounted to $53 (March 31, 2012 – nil).

In the year ended March 31, 2013, 25,298 Class A Subordinate Voting Shares—Treasury Shares, held by a subsidiary company, were transferred to certain employees in settlement of vested restricted share units (note 12(c)) which resulted in an increase in share capital of $218 including a $148 reclassification of additional paid-in capital to share capital. In the year ended March 31, 2013, 80,000 Class A Subordinate Voting Shares—Treasury Shares held by a subsidiary company were transferred to the parent company and cancelled resulting in a reduction in share capital of $164.

(c) Share repurchase plan

On August 19, 2011, the Company’s Board of Directors approved a share repurchase plan and normal course issuer bid to purchase for cancellation up to 4,000,000 of the Company’s Class A Subordinate Voting Shares. The shares were purchased in the open market at prevailing market prices over a 12-month period between August 25, 2011 and August 24, 2012. In the year ended March 31, 2013, the Company repurchased for cancellation 494,954 Class A Subordinate Voting Shares at an average price of $1.51 per share for a total purchase price of $750, resulting in a reduction to stated capital of $5,435 and corresponding credit to additional paid-in capital of $4,685. During the share repurchase plan period, the Company repurchased for cancellation 2,822,440 Class A Subordinate Voting Shares at an average price of $3.72 per share for a total purchase price of $10,505. All the repurchased shares have been cancelled.

(d) Issuance of treasury shares

In the year ended March 31, 2013, 115,015 Class A Subordinate Voting Shares were issued at the current market price for settlement of vested RSUs resulting in a net increase in share capital of $408 and a reduction in additional paid-in capital of $408 (note 12(c)).

Stock-based compensation	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation

12. Stock-based compensation

The 2010 Equity Incentive Plan (“2010 Plan”) provides for the grant of options, restricted share units and deferred share units to the directors, officers, employees, consultants and service providers of the Company and its subsidiaries. Under the 2010 Plan, the Company has reserved for issuance Class A Subordinate Voting Shares representing up to 10% of the total outstanding Class A Subordinate Voting Shares and Class B Shares. At March 31, 2013 there were 6,890,566 stock-based awards available for future grant. Total stock-based compensation expense including the total value expensed as part of the Participant Equity Loan Plan (note 11) was $3,337, $9,128 and $9,181 for the years ended March 31, 2013, 2012 and 2011, respectively.

(a) Stock options

A summary of the status of the Company’s stock options at March 31, 2013, 2012 and 2011 and changes during the year ended on those dates is as follows.

	Options Outstanding
	Number of options	Weighted-average exercise price per option	Average remaining contractual life in years	Aggregate intrinsic value
Balance at March 31, 2010	—	$—	—	$—
Granted	1,444,500	16.22	—
Exercised	—	—	—
Forfeited	(28,500)	15.61	—

Balance at March 31, 2011	1,416,000	$16.24	4.37	$152
Granted	2,172,828	5.54	—
Exercised	—	—	—
Forfeited	(588,171)	13.06	—

Balance at March 31, 2012	3,000,657	$9.11	3.97	$—
Granted	1,172,000	1.50	—
Exercised	—	—	—
Forfeited	(1,084,462)	7.39	—

Balance at March 31, 2013	3,088,195	$6.86	3.42	$37

Exercisable at March 31, 2013	287,612	$14.56	—	$—

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the closing stock price of the Company’s Class A Subordinate Voting Shares on March 31, 2013, 2012 and 2011 and the exercise price of in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on that date.

Stock-based compensation expense related to options included in selling, marketing and administration expense and research and development expense for the year ended March 31, 2013 was $1,249 (March 31, 2012 – $2,528; March 31, 2011 – $1,105). As at March 31, 2013, the total compensation cost not yet recognized related to stock options was $1,676. This amount is expected to be recognized over the next 47 months on a weighted-average basis.

The weighted-average fair value of the stock options granted was calculated using the BSM option-pricing model with the following assumptions.

	Year ended March 31,
	2013	2012	2011
Fair value of stock options granted during the year	$0.72	$2.00	$5.59
Assumptions
Risk-free interest rate	0.49% - 0.89%	0.60% - 1.43%	0.96% - 1.49%
Volatility	62.15 - 64.67%	45.00%	45.00%
Expected life in years	4.0	4.0	4.0
Expected dividend yield	0.00%	0.00%	0.00%

The amounts computed according to the model may not be indicative of the actual values realized upon the exercise of the options by the holders.

The assumed risk-free interest rate is based on the yield of a U.S. government zero coupon Treasury bill issued at the date of grant with a remaining life approximately equal to the expected term of the option. The assumed volatility used in the stock option valuation for options granted for the year ended March 31, 2013 is the Company’s historical volatility from the Company’s IPO on July 20, 2010 to the date of grant. The assumed volatility for options granted prior to April 1, 2012 was the Company’s estimate of the future volatility of the share price based on a review of the volatility of comparable public companies. The assumed expected life is the Company’s estimated expected exercise pattern of the options. The assumed dividend yield reflects the Company’s current intention to not pay cash dividends in the foreseeable future.

The Company estimates forfeitures at the time of grant based on the Company’s historical data and reviews these estimates in subsequent periods if actual forfeitures differ from those estimates. The estimated annual future forfeiture rate is 10.0% at March 31, 2013.

Change in accounting policy

As discussed in note 1(t), during the third quarter of fiscal 2013, the Company changed its method of accounting for stock-based compensation expense related to the fair value of options to the graded method from the straight-line method and has applied this change retrospectively. The total impact of this change since the plan inception was an increase in stock-based compensation of $1,548 with an offsetting increase to additional paid-in capital. The change resulted in a current year expense of $303 with an increase to the April 1, 2012 opening deficit of $1,245.

The following tables show the effects of the change in accounting policy on the consolidated statements of operations and consolidated balance sheets.

Consolidated Statements of Operations

	March 31, 2013		March 31, 2012		March 31, 2011
	As computed under straight-line method	As reported under graded method	As reported under straight-line method(1)	As adjusted under graded method	As reported under straight-line method(1)	As adjusted under graded method
Selling, marketing and administration	$170,705	$170,871	$180,326	$180,837	$182,499	$182,910
Research and development	48,776	48,811	49,807	50,032	51,333	51,431
Net (loss) income	(54,294)	(54,495)	31,780	31,044	69,355	68,846
(Loss) income per share
Basic	$(0.45)	$(0.45)	$0.26	$0.25	$0.53	$0.53
Diluted	$(0.45)	$(0.45)	$0.26	$0.25	$0.53	$0.53

(1)	As reported figures reflect certain reclassifications that have been made to conform to current period’s presentation.

Consolidated Balance Sheets

	March 31, 2013		March 31, 2012
	As computed under straight-line method	As adjusted under graded method	As reported under straight- line method	As adjusted under graded method
Additional paid-in capital	$41,317	$41,518	$32,864	$34,109
Deficit	$(785,629)	$(785,830)	$(730,090)	$(731,335)

The change in accounting policy on the consolidated statements of cash flows in all periods impacted resulted in a decrease to net income with an offsetting increase to stock-based compensation expense with no net impact on cash provided by operating activities.

(b) Deferred share units

Deferred share units (“DSUs”) are issued to independent directors of the Company and are settled upon retirement or death. DSUs may be settled in cash or shares of the Company at the option of the Company. Compensation expense is recorded at the date of grant based on the quoted market price of the Company’s Class A Subordinate Voting Shares with an offset to additional paid-in capital.

A summary of the status of the Company’s DSUs at March 31, 2013, 2012 and 2011 and changes during the years then ended is as follows.

	Year ended March 31,
	2013	2012	2011
	Number of DSUs
Balance at beginning of year	30,000	—	—
Granted	30,000	30,000	—
Exercised	—	—	—
Forfeited	—	—	—

Balance at end of year	60,000	30,000	—

Compensation expense relating to DSUs for the year ended March 31, 2013 included in selling, marketing and administration expense amounted to $49 (March 31, 2012 – $175; March 31, 2011 – zero).

(c) Restricted share units

Restricted share units (“RSUs”) are issued to executives of the Company and may be settled in cash or shares of the Company at the option of the Company.

A summary of the status of the Company’s RSUs at March 31, 2013, 2012 and 2011 and changes during the years then ended is as follows.

	Year ended March 31,
	2013	2012	2011
	Number of RSUs
Balance at beginning of year	595,075	—	—
Granted	2,680,000	655,100	—
Exercised	(140,313)	—	—
Forfeited	(1,215,301)	(60,025)	—

Balance at end of year	1,919,461	595,075	—

During the year ended March 31, 2013, the Company issued 2,483,000 (March 31, 2012 – 250,850) time-based RSUs which vest evenly over three years of which 741,801 were forfeited in the year ended March 31, 2013 (March 31, 2012 – 19,900). Time-based RSUs are fair valued at the date of grant and compensation expense is recognized on a graded basis over the vesting period with an offset to additional paid-in capital. Compensation expense relating to time-based RSUs for the year ended March 31, 2013 included in selling, marketing and administration expense and research and development expense amounted to $1,389 (March 31, 2012 – $636; March 31, 2011 – zero).

During the year ended March 31, 2013, 140,313 time-based RSUs vested with a fair value at the date of grant of $556. 25,298 of these vested RSUs were settled through the transfer of 140,313 Class A Subordinate Voting Shares to holders of the vested RSUs. To effect this settlement, the Company purchased 25,298 Class A Subordinate Voting Shares from a wholly owned subsidiary. These shares had been acquired by the subsidiary from former participants of the Participant Equity Loan Plan (note 11(b)). The Company purchased the shares from the subsidiary at their fair market value at the date of settlement. The remaining 115,015 vested RSUs were settled through the issuance of treasury shares (note 11(d)).

During the year ended March 31, 2013, the Company also issued 197,000 (March 31, 2012 – 404,250) performance-based RSUs to executives of the Company of which 473,500 were forfeited in the year ended March 31, 2013. These performance-based RSUs vest after three years upon meeting total shareholder return performance criteria measured against a group of peer companies. Performance-based RSUs are fair valued at the date of grant and compensation expense is recorded on a straight-line basis over the vesting period with an offset to additional paid-in capital. Compensation expense relating to performance-based RSUs for the year ended March 31, 2013 included in selling, marketing and administration expense and research and development expense amounted to a recovery of $332 (March 31, 2012 – expense of $546; March 31, 2011 – zero).

As at March 31, 2013, estimated total compensation expense not yet recognized related to all RSUs was $1,603 which is expected to be recognized over the next 32 months.

Income taxes	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes

13. Income taxes

Income tax expense differs from the amount that would be computed by applying the combined Canadian federal and provincial statutory income tax rates to income before income taxes.

The reasons for these differences are as follows.

	Year ended March 31,
	2013	2012	2011
(Loss) income before income taxes
Domestic	$(14,139)	$43,098	$113,971
Foreign	(49,334)	(5,138)	(9,813)

	$(63,473)	$37,960	$104,158
Combined tax rate	25.00%	26.13%	27.89%

Expected income tax (recovery) expense	(15,868)	9,919	29,050
Adjustments
Non-deductible, non-taxable items	2,138	3,880	2,886
Impairment of goodwill	8,543	—	—
Variation in foreign tax rates	275	1,232	830
Deferred income tax rate differences	305	391	464
Change in valuation allowance	1,296	(1,119)	3,107
Investment tax credits—current year	(5,471)	(5,542)	(4,285)
Investment tax credits—prior years	(172)	(3,758)	—
Other	(24)	1,913	3,260

Income tax (recovery) expense	$(8,978)	$6,916	$35,312

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below.

	March 31, 2013	March 31, 2012
Deferred income tax assets
Inventory	$—	$124
Non-capital losses	4,417	—
Foreign non-capital losses	5,430	4,133
Allowance for doubtful receivables	76	—
Derivative contracts	241	181
Deferred revenue	30,493	31,462
Accrued restructuring obligation	1,804	1,965
Accrued warranty obligation	5,038	4,448
Other	1,657	581
Valuation allowance	(5,832)	(4,536)

	43,324	38,358
Deferred income tax liabilities
Inventory	96	—
Intangible assets	4,970	6,827
Property and equipment	572	335
Long-term debt	1,570	2,225
Investment tax credits	3,552	2,969
Deferred financing fees	425	966

	11,185	13,322

Net deferred income tax asset	$32,139	$25,036

Deferred income tax asset—current	$16,056	$14,026
Deferred income tax asset—long-term	22,321	19,897
Deferred income tax liability—long-term	(6,238)	(8,887)

	$32,139	$25,036

The Company had consolidated non-capital losses for income tax purposes of $35,529 at March 31, 2013 (March 31, 2012 – $13,702; March 31, 2011 – $13,589), of which $22,769 will expire at various times through 2033 and $12,760 will carry forward indefinitely.

In assessing the recording of deferred tax assets, management considers whether it is more likely than not that some portion of or all of the deferred tax assets will be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. To the extent that any portion of the deferred tax assets is not more likely than not to be realized, a valuation allowance has been provided.

The Company and its Canadian subsidiaries file federal and provincial income tax returns in Canada, its U.S. subsidiary files federal and state income tax returns in the U.S. and its other foreign subsidiaries file income tax returns in their respective foreign jurisdictions. The Company and its subsidiaries are generally no longer subject to income tax examinations by tax authorities for years before March 31, 2007. Tax authorities in Canada and the U.S. are conducting examinations of local tax returns for various taxation years ending after March 31, 2007. Notwithstanding management’s belief in the merit of the Company’s tax filing position, it is possible that the final outcome of any audits by taxation authorities may differ from estimates and assumptions used in determining the Company’s consolidated tax provision and accruals, which could result in a material effect on the consolidated income tax provision and the net income for the period in which such determinations are made.

Notwithstanding management’s belief in the merit of the Company’s tax filing positions, it is reasonably possible that the Company’s unrecognized tax benefits, if any, could significantly increase or decrease within the next twelve months, although this change is not likely to have a material impact on the Company’s effective tax rate. Future changes in management’s assessment of the sustainability of tax filing positions may impact the Company’s income tax liability.

The Company recognizes interest related to income taxes in interest expense and penalties related to income taxes in selling, marketing and administration expense in the consolidated statement of operations. The amount of gross interest and penalties accrued was nil at March 31, 2013 and $52 at March 31, 2012. The Company recognized interest and penalty expense related to tax matters of $29, $69 and $86 for the years ended March 31, 2013, 2012 and 2011, respectively.

Product warranty	12 Months Ended
Mar. 31, 2013
Product Warranties Disclosures [Abstract]
Product warranty

14. Product warranty

The change in the Company’s accrued warranty obligation for the years ended March 31, 2013, 2012 and 2011 is summarized in the following table.

	Year ended March 31,
	2013	2012	2011
Accrued warranty obligation at beginning of year	$17,514	$11,543	$10,840
Actual warranty costs incurred	(13,765)	(13,498)	(14,041)
Warranty provision	16,373	19,820	13,494
Adjustments for changes in estimate	31	—	725
Currency translation adjustment	(359)	(351)	525

Accrued warranty obligation at end of year	$19,794	$17,514	$11,543

(Loss) Earnings per share amounts	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
(Loss) Earnings per share amounts

15. (Loss) Earnings per share amounts

	Year ended March 31,
	2013	2012	2011
Net (loss) income for basic and diluted earnings per share available to common shareholders	$(54,495)	$31,044	$68,846

Weighted-average number of shares outstanding—basic	120,744,832	122,726,275	130,775,288
Effect of dilutive securities—stock-based compensation	—	643,768	—

Weighted-average number of shares outstanding—diluted	120,744,832	123,370,043	130,775,288

(Loss) earnings per share
Basic	$(0.45)	$0.25	$0.53
Diluted	$(0.45)	$0.25	$0.53

The Company uses the treasury stock method to calculate diluted earnings per share. The weighted-average number of shares outstanding for the year ended March 31, 2013 reflects Class A Subordinate Voting Shares and Class B Shares outstanding on a pro-rata basis from April 1, 2012 to March 31, 2013. Options to purchase 3,088,195 Class A Subordinate Voting Shares were outstanding at March 31, 2013. All dilutive securities including options to purchase Class A Subordinate Voting Shares, DSUs and RSUs are excluded from the computation of diluted loss per share for year ended March 31, 2013 as their impact is anti-dilutive.

The weighted-average number of shares outstanding for the year ended March 31, 2012 reflects Class A Subordinate Voting Shares and Class B Shares outstanding on a pro-rata basis from April 1, 2011 to March 31, 2012. Options to purchase 3,000,657 Class A Subordinate Voting Shares were outstanding at March 31, 2012. During the year ended March 31, 2012, 375,959 options had an exercise price lower than the weighted-average trading price of underlying Class A Subordinate Voting Shares and are included in the calculation of diluted earnings per share. All other options were excluded from the computation of diluted earnings per share because their exercise prices exceeded the trading price of the underlying Class A Subordinate Voting Shares during the year ended March 31, 2012. Diluted earnings per share includes the dilutive impact of outstanding DSUs and RSUs for the year ended March 31, 2012.

The weighted average number of shares outstanding for the year ended March 31, 2011 reflects voting common shares and non-voting shares outstanding on a pro-rata basis from April 1, 2010 to June 8, 2010, the date of the 2010 Reorganization and Class A Subordinate Voting Shares and Class B Shares outstanding on a pro-rata basis from June 9, 2010 to March 31, 2011, after giving retroactive effect to the one-for-two reverse share split effected June 24, 2010 for the Class A Subordinate Voting Shares and the Class B Shares. Options to purchase 1,416,000 Class A Subordinate Voting Shares were outstanding at March 31, 2011 of which 137,000 options had an exercise price lower than the weighted-average trading price of underlying Class A Subordinate Voting Shares during the year ended March 31, 2011. These options were excluded from the calculation of diluted earnings per share because the combined exercise price and unamortized fair value is greater than the average trading price of the Class A Subordinate Voting shares for the year ended March 31, 2011 and therefore their inclusion would have been anti-dilutive. All other options were excluded from the computation of diluted earnings per share because their exercise prices exceeded the trading price of the underlying Class A Subordinate Voting Shares during the year ended March 31, 2011.

Commitments and contingencies	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies

16. Commitments and contingencies

(a) Commitments

	Fiscal year ending March 31,
	2014	2015	2016	2017	2018 and thereafter	Total
Operating leases	$5,790	$5,071	$4,522	$4,246	$13,569	$33,198
Derivative contracts	679	283	—	—	—	962
Long-term debt repayments
Long-term debt	3,050	285,175	—	—	—	288,225
Future interest obligations on long-term debt	9,555	3,896	—	—	—	13,451
Purchase commitments	92,769	4,030	1,578	—	—	98,377

Total	$111,843	$298,455	$6,100	$4,246	$13,569	$434,213

The operating lease commitments relate primarily to office and warehouse space and represent the minimum commitments under these agreements. The Company incurred rental expense of $3,418, $5,156 and $4,795 for the years ended March 31, 2013, 2012 and 2011, respectively.

The derivative contracts represent minimum commitments under interest rate contracts based on the forward strip for each instrument through the contract term.

Long-term debt commitments represent the minimum principal repayments required under the long-term debt facility.

Purchase commitments represent commitments for raw materials, finished goods from contract manufacturers, as well as certain information systems and licensing costs.

Commitments have been calculated using foreign exchange and interest rates in effect at March 31, 2013. Fluctuations in these rates may result in actual payments differing from those reported in the above table.

(b) Securities Class Actions

On March 13, 2013, the Company announced that an agreement in principle had been reached with the plaintiffs in the U.S. and Canadian shareholder class action lawsuits involving the Company, In re SMART Technologies Inc. Shareholder Litigation, pending in the United States District Court for the Southern District of New York, and Tucci v. SMART Technologies Inc., et al., pending in the Ontario Superior Court of Justice (the “Actions”). Pursuant to the settlement terms, the parties have agreed to settle the Actions, releasing the alleged claims and all related claims, subject to various conditions, including appropriate class notice, court approvals and the dismissal of related putative class claims in Harper v. SMART Technologies Inc., et al., currently pending in the Superior Court of the State of California. The proposed settlement will be funded entirely by insurance maintained by the Company.

In re SMART Technologies Inc. Securities Litigation

Beginning in December 2010, several putative class action complaints against the Company and other parties were filed in the U.S. District Courts in New York and Illinois on behalf of the purchasers of the Class A Subordinate Voting Shares in the Company’s IPO. The complaints alleged certain violations of federal securities laws in connection with the IPO. After a series of motions, the court-appointed Lead Plaintiff, the City of Miami General Employees’ and Sanitation Employees’ Retirement Trust, filed a consolidated amended class action complaint in the New York court in November 2011. A motion to dismiss the case was filed by the defendants on January 6, 2012 and, on April 3, 2012, the Court granted in part and denied in part the motion. A Second Amended Complaint was filed on April 23, 2012 and the Company filed a motion to dismiss the amended claims on May 11, 2012. On August 21, 2012, the Court denied the Company’s motion to dismiss the amended claims. On January 11, 2013, the Court issued an order certifying a class defined as: “All persons or entities who purchased or otherwise acquired (and did not sell) SMART common stock in the United States prior to November 10, 2010, pursuant or traceable to the Offering Materials. With respect to claims brought under section 12(a)(2), the class is limited to U.S. purchasers of SMART stock in the July 14, 2010, initial public offering.” In light of the proposed settlement described above, the Court has stayed all proceedings and will be considering a motion seeking approval of the settlement. The motion seeking preliminary approval of the settlement, and authorizing notice to the class, was filed with the Court on April 30, 2013.

Tucci v. SMART Technologies Inc. et al.

In February 2011, a class proceeding was commenced in the Ontario Superior Court of Justice on behalf of purchasers of the Class A Subordinate Voting Shares issued in conjunction with the IPO (the “Lefever/Runnels Action”). A second class proceeding was subsequently initiated by the same law firm with an Ontario-based representative plaintiff in May 2011 (the “Tucci Action”). The certification motion in the Tucci Action was heard on February 1, 2013. While the parties consented to certain terms of certification, including terms dismissing the Lefever/Runnels Action, the court heard arguments as to whether secondary market purchasers should be included in the class definition to be certified in the Tucci Action. On February 4, 2013, the court released its decision and certified a class limited to primary market purchasers of SMART shares during the IPO from underwriters domiciled in Canada. The court refused to certify the claims alleged on behalf of secondary market purchasers in the Tucci Action. On February 12, 2013 the plaintiff in the Tucci action served a notice of motion for leave to appeal the certification decision. However, the motion is in abeyance as a result of the proposed settlement as described above.

Harper v. SMART Technologies Inc. et al.

In September 2011, an additional putative class proceeding was commenced in the Superior Court of the State of California, County of San Francisco on behalf of purchasers of the Class A Subordinate Voting Shares. The Company is of the view that this proceeding is not materially different than the aforementioned matter being heard in the Southern District of New York. In October 2011, the defendants removed the case to the U.S. District Court for the Northern District of California. Thereafter, the defendants filed a motion to transfer the case to the U.S. District Court for the Southern District of New York, and plaintiffs filed a motion to remand the case to California state court. On September 28, 2012, the Court granted the plaintiff’s motion to remand the case to California state court, where it is now pending, and denied as moot the defendants’ motion to transfer. In November 2012, the defendants filed a motion to stay the Harper action pending resolution of SMART Technologies Inc. Securities Litigation in the Southern District of New York. That motion remains pending. As discussed above, dismissal of the class claims in Harper is a condition of the proposed settlement of the In re SMART Technologies and Tucci v. SMART Technologies cases.

All of the claims in Canada and the U.S. are essentially based on the allegation that SMART misrepresented or omitted to fully disclose demand for its products.

In the event that the proposed settlement is not finalized and implemented, the Company is not able to make any determination with respect to the likelihood or amount of any damages that might be awarded against us in connection with such proceedings (or any related proceedings) as the discovery process in the foregoing litigation proceedings have not yet been completed.

(c) Indemnities and Guarantees

In the normal course of business, the Company enters into guarantees that provide indemnification and guarantees to counterparties to secure sales agreements and purchase commitments. Should the Company be required to act under such agreements, it is expected that no material loss would result.

As a result of the U.S. and Canadian class action IPO litigations, as described in the “Securities Class Actions” section above, the Company may be required, subject to certain limitations, to indemnify the following parties: the underwriters pursuant to the underwriting agreement entered into in connection with the IPO; Intel Corporation, Apax Partners and IFF Holdings Inc. pursuant to a registration rights agreement entered into in 2007 and amended and restated in connection with the IPO; and the directors and officers of SMART Technologies Inc. pursuant to indemnification agreements entered into by the Company and each director and officer on or about the time of their appointment to their respective office.

Segment disclosure	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment disclosure

17. Segment disclosure

The Company reports segment information as a single reportable business segment based upon the manner in which related information is organized and managed. The Company’s operations are substantially related to the design, development and sale of hardware and software of interactive displays and related products that enable group collaboration and learning.

The Company conducts business globally. Revenue information relating to the geographic locations in which the Company sells products is as follows.

	Year ended March 31,
	2013	2012	2011
Revenue
United States	$329,427	$432,659	$497,726
Canada	43,636	54,237	60,669
Europe, Middle East and Africa	166,232	183,920	175,472
Rest of World	50,075	74,984	56,188

	$589,370	$745,800	$790,055

For the years ended March 31, 2013, 2012 and 2011, no single customer accounted for more than 10% of revenues.

Most of the Company’s assets are held in Canada. As a result of the acquisition of NextWindow on April 21, 2010 (note 2), one country outside Canada, New Zealand, has more than 10% of the Company’s total consolidated long-lived assets at March 31, 2013. Total long-lived assets in New Zealand amounted to $25,810 and total long-lived assets outside of Canada amounted to $30,056 at March 31, 2013.

Financial instruments	12 Months Ended
Mar. 31, 2013
Investments All Other Investments [Abstract]
Financial instruments

18. Financial instruments

The Company’s financial instruments consist of foreign exchange and interest rate derivative instruments and other financial instruments including cash and cash equivalents, trade receivables, accounts payable, accrued and other current liabilities and long-term debt.

The Company uses derivatives to partially offset its exposure to foreign exchange risk and interest rate risk. The Company enters into derivative transactions with high credit quality counterparties and, by policy, seeks to limit the amount of credit exposure to any one counterparty based on an analysis of the counterparty’s relative credit standing. The Company does not use derivative financial instruments for trading or speculative purposes.

(a) Foreign exchange rate risk

Foreign exchange rate risk is the risk that fluctuations in foreign exchange rates could impact the Company. The Company operates globally and is exposed to significant foreign exchange risk, primarily between the Canadian dollar and both the U.S. dollar (“USD”), and the Euro (“EUR”). This exposure relates to our U.S. dollar-denominated debt, the sale of our products to customers globally and purchases of goods and services in foreign currencies. The Company seeks to manage its foreign exchange risk by monitoring foreign exchange rates, forecasting its net foreign currency cash flows and periodically entering into forward contracts and other derivative contracts to convert a portion of its forecasted foreign currency denominated cash flows into Canadian dollars for the purpose of paying Canadian dollar denominated operating costs. The Company may also enter into forward contracts and other derivative contracts to manage its cash flows in other currencies.

These programs reduce, but do not entirely eliminate, the impact of currency exchange movements. The Company currently does not apply hedge accounting to its currency derivatives. The maturity of these instruments generally occurs within 12 months. Gains or losses resulting from the fair valuing of these instruments are reported in foreign exchange loss (gain) in the consolidated statements of operations.

(b) Interest rate risk

Interest rate risk is the risk that the value of a financial instrument will be affected by changes in market interest rates. The Company’s financing includes long-term debt and revolving credit facilities that bear interest based on floating market rates. Changes in these rates result in fluctuations in the required cash flows to service this debt. The Company partially mitigates this risk by periodically entering into interest rate swap agreements to fix the interest rate on certain long-term variable-rate debt. The Company currently does not apply hedge accounting to its interest rate derivatives. Changes in the fair value of these interest rate derivatives are included in interest expense in the consolidated statements of operations.

(c) Credit risk

Credit risk is the risk that the counterparty to a financial instrument fails to meet its contractual obligations, resulting in a financial loss to the Company.

The Company sells hardware and software that enables group collaboration and learning to a diverse customer base over a global geographic area. The Company evaluates collectability of specific customer receivables based on a variety of factors including currency risk, geopolitical risk, payment history, customer stability and other economic factors. Collectability of receivables is reviewed on an ongoing basis by management and receivables accounts are adjusted as required. Receivables balances are charged against the allowance when the Company determines that it is probable that the receivable will not be recovered. The geographic diversity of the customer base, combined with the Company’s established credit approval practices and ongoing monitoring of customer balances, mitigates this counterparty risk (note 5).

Fair value measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three-tier value hierarchy, which prioritizes the inputs in the valuation methodologies in measuring fair value:

Level 1—Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

Level 2—Observable inputs other than quoted market prices included in level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active or inputs that are observable or can be corroborated by observable market data.

Level 3—Significant unobservable inputs which are supported by little or no market activity and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis.

March 31, 2013

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$117,065	$—	$—	$117,065
Derivative instruments	—	463	—	463

Total assets	$117,065	$463	$—	$117,528

Liabilities
Derivative instruments	$—	$1,602	$—	$1,602

Total liabilities	$—	$1,602	$—	$1,602

March 31, 2012

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$76,114	$—	$—	$76,114
Derivative instruments	—	891	—	891

Total assets	$76,114	$891	$—	$77,005

Liabilities
Derivative instruments	$—	$908	$—	$908

Total liabilities	$—	$908	$—	$908

(a) Fair value of derivative contracts

March 31, 2013

	Fair value		Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$(382 (111 316	) )	Apr 2013 to Dec 2013 Apr 2013 to Dec 2013 Apr 2013 to Nov 2013	0.9938 - 1.0325 1.2485 - 1.3431 1.5780 - 1.6162	USD 24,000 EUR 18,000 GBP 6,500

	$(177)

Interest rate derivative contracts	$(962)		Aug 2014	0.750% - 0.945%	50% of the outstanding principal on the first lien term loan over the contract term

March 31, 2012

	Fair value	Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$749 95 (144)	Apr 2012 to Jan 2013 Apr 2012 to Jan 2013 Apr 2012 to Feb 2013	0.9798 - 1.0617 1.3304 - 1.3617 1.5556 - 1.6068	USD 24,000 EUR 7,000 GBP 7,500

	$700

Interest rate derivative contracts	$(717)	Aug 2014	0.750% - 0.945%	50% of the outstanding principal on the first lien term loan over the contract term

The Company enters into foreign exchange forward derivative contracts to economically hedge its risks in the movement of foreign currencies against the Company’s functional currency of the Canadian dollar. The fair value of foreign exchange derivative contracts of $463 is included in other current assets at March 31, 2013 (March 31, 2012 – $891). The fair value of foreign exchange derivative contracts of $640 is included in accrued and other current liabilities at March 31, 2013 (March 31, 2012 – $191). Changes in the fair value of these contracts are included in foreign exchange loss (gain). The Company recorded losses of $131 and $748 and a gain of $744 for the years ended March 31, 2013, 2012 and 2011, respectively.

The fair value of interest rate derivative contracts included in accrued and other current liabilities is $679 at March 31, 2013 (March 31, 2012 – $484). The fair value of interest rate derivative contracts included in other long-term liabilities is $283 at March 31, 2013 (March 31, 2012 – $233). Changes in the fair value of these contracts are included in interest expense. The Company recorded a loss of $245 and gains of $604 and $3,931 for the years ended March 31, 2013, 2012 and 2011, respectively.

The estimated fair values of foreign exchange and interest rate derivative contracts are derived using complex financial models with inputs such as benchmark yields, time to maturity, reported trades, broker/dealer quotes, issuer spreads and discount rates.

Considerable judgment is required in developing the estimates of fair value. Therefore, estimates are not necessarily indicative of the amounts the Company could expect to realize in a liquidation or unwinding of an existing contract.

(b) Long-term debt

The estimated fair value of the Company’s long-term debt has been determined based on current market conditions by discounting future cash flows under current financing arrangements at borrowing rates believed to be available to the Company for debt with similar terms and remaining maturities.

The fair value of debt was measured utilizing Level 3 inputs. The Level 3 fair value measurements utilize a discounted cash flow model. This model utilizes observable inputs such as contractual repayment terms and benchmark forward yield curves and other inputs such as a discount rate that is intended to represent our credit risk for secured or unsecured obligations. The Company estimates its credit risk based on the corporate credit rating and the credit rating on its variable-rate long-term debt and utilizes benchmark yield curves that are widely used in the financial industry.

The carrying value and fair value of the Company’s long-term debt as at March 31, 2013 and March 31, 2012, are as follows.

	March 31, 2013		March 31, 2012
	Carrying amount	Fair value	Carrying amount	Fair value
Variable-rate long-term debt	$288,225	$289,844	$291,275	$289,340

(c) Other financial assets and liabilities

The fair values of cash and cash equivalents, trade receivables and accounts payable and accrued and other current liabilities approximate their carrying amounts due to the short-term maturity of these instruments. A portion of these items are denominated in currencies other than the Canadian dollar functional currency of the Company including the U.S. dollar, Euro and British pound sterling and are translated at the exchange rate in effect at the balance sheet date.

Subsequent event	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent event

19. Subsequent event

In December 2012, the Company signed a purchase and sale agreement to execute a sale-leaseback of its global headquarters building located in Calgary, Canada. The transaction closed on May 7, 2013 for net proceeds of approximately $77,000. The term of the lease is 20 years with annual rental payments of $5,945, subject to an 8% escalation every five years. The Company expects to account for the lease as a capital lease. The Company repaid $10,000 of the First lien facility from the proceeds of the sale.

Comparative figures	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Comparative figures	20. Comparative figures Certain reclassifications have been made to prior periods’ figures to conform to the current period’s presentation.

Basis of presentation and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Principles of consolidation

(a) Principles of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. All intercompany balances and transactions have been appropriately eliminated on consolidation.

Use of estimates

(b) Use of estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of provisions for various litigation claims, deferred revenue, allowance for doubtful receivables, inventory valuation, warranty provisions, sales incentive provisions, restructuring provisions, deferred income taxes, valuation of derivative financial instruments and impairment assessments of property and equipment, intangible assets and goodwill. Actual results could differ from these estimates.

Foreign currency translation

(c) Foreign currency translation

The Company’s Canadian operations and its foreign subsidiaries, which solely provide marketing support, use the Canadian dollar (“CDN”) as their functional currency. For these entities, monetary assets and liabilities denominated in foreign currencies are translated using exchange rates in effect at the balance sheet date and non-monetary assets and liabilities denominated in foreign currencies are translated at historic rates. Gains and losses on re-measurement are recorded in the Company’s consolidated statements of operations as part of foreign exchange loss (gain). The Company’s United States (“U.S.”) and New Zealand operating subsidiaries have the U.S. dollar as their functional currency and its Japanese operating subsidiary has the Japanese Yen as its functional currency. The financial statements of these subsidiaries are translated into Canadian dollars using the method of translation whereby assets and liabilities are translated using exchange rates in effect at the balance sheet date and revenues and expenses are translated using average rates for the period. Exchange gains or losses from the translation of these foreign subsidiaries financial results are credited or charged to foreign currency translation included in other comprehensive income for the period and accumulated other comprehensive loss as part of shareholders’ deficit.

The Company uses the U.S. dollar as its reporting currency. The Canadian dollar consolidated financial statements are translated into the U.S. dollar reporting currency using the current rate method of translation. Exchange gains or losses are included as part of other comprehensive income for the period and accumulated other comprehensive loss as part of shareholders’ deficit.

Cash and cash equivalents

(d) Cash and cash equivalents

Cash equivalents consist primarily of short-term investments with an original maturity of three months or less and are carried on the consolidated balance sheet at cost which approximates fair value.

Trade receivables

(e) Trade receivables

Trade receivables reflect invoiced and accrued revenue and are presented net of an allowance for doubtful receivables.

The Company evaluates the collectability of its trade receivables based on a combination of factors on a periodic basis. The Company considers historical experience, the age of the trade receivable balances, credit quality of the Company’s resellers and distributors, current economic conditions, and other factors that may affect the resellers’ and distributors’ ability to pay.

Inventory

(f) Inventory

Raw materials and finished goods inventory is stated at the lower of cost, computed using the first-in, first-out method, or market. If the cost of the inventory exceeds its market value, provisions are made for the difference between the cost and the market value. Prior to the Company’s transition of product assembly to contract manufacturers during the year ended March 31, 2012, the cost included the cost of materials, direct labor and the applicable share of production overhead.

Property and equipment

(g) Property and equipment

Property and equipment are recorded at cost and depreciated and amortized to their net residual value over their estimated useful lives using the straight-line method. The Company capitalizes certain internal and external costs incurred to acquire or develop internal-use software. Capitalized software costs are amortized over the estimated useful life of the software. Depreciation and amortization is calculated using the following rates.

Building	25 years
Information systems, hardware and software	2 - 4 years
Assembly equipment, furniture, fixtures and other	2 - 4 years

Depreciation charges related to equipment used in assembly operations held at the Company’s contract manufacturers are included in cost of sales.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. In reviewing for impairment, the carrying value of such assets is compared to the estimated undiscounted future cash flows expected from the use of the assets and their eventual disposition. Any impairment charge is recognized to reduce the carrying value of the assets to its estimated fair value in the period in which it is identified.

Goodwill

(h) Goodwill

Goodwill is the residual amount that results when the purchase price of an acquired business exceeds the sum of the recognized amounts of the assets acquired, less liabilities assumed. Goodwill is not amortized, but is assessed annually for impairment or more frequently if events or changes in circumstances indicate that the asset might be impaired.

The Company consists of a single reporting unit. When a qualitative assessment determines that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, an impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit is compared with its fair value. If the carrying amount of the reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill is considered not to be impaired and the second step of the impairment test is unnecessary. The second step is carried out when the carrying amount of the reporting unit exceeds its fair value, in which case the implied fair value of the goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. If the carrying amount of the reporting unit is zero or negative, the second step of the impairment test is performed when it is more likely than not that a goodwill impairment exists.

In the second step, the implied fair value of goodwill is determined in a similar manner as the value of goodwill is determined in a business combination, using the fair value as if it was the purchase price. The implied fair value of goodwill is calculated by measuring the excess of the estimated fair value of the Company over the aggregated estimated fair values of identifiable assets and liabilities. The conduct of the second step involves significant judgment on the selection of assumptions necessary to arrive at an implied fair value of goodwill. These assumptions include, but are not limited to, development of multi-year business cash flow forecasts, the selection of discount rates and the identification and valuation of unrecorded assets. When the carrying amount of the goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess.

Intangible assets

(i) Intangible assets

Intangible assets are stated at cost less accumulated amortization and are comprised of acquired technology, customer relationships and other intellectual property.

Intangible assets are amortized as follows.

Acquired technology	5 - 10 years
Customer relationships	5 years
Other intellectual property	5 - 10 years

Intangibles with determinable lives are amortized using the straight-line method based on the estimated useful lives of the respective assets. When there is a change in the estimated useful life of a finite-lived intangible asset, amortization is adjusted prospectively. Intangible assets with finite lives are tested for impairment if events or conditions have occurred that indicate that their carrying value may not be recoverable. In reviewing for impairment, the carrying value of such assets is compared to the estimated undiscounted future cash flows expected from the use of the assets and their eventual disposition. Any impairment charge is recognized to reduce the carrying value of the intangible asset to its estimated fair value in the period in which such determination is made.

Business combinations

(j) Business combinations

The Company accounts for business combinations using the acquisition method of accounting, and accordingly, the assets and liabilities of the acquired business are recorded at their fair values at the date of acquisition except for deferred income tax assets and/or liabilities. The excess of the fair value of consideration transferred over the recognized amounts is recorded as goodwill. Any changes in the estimated fair values of the net assets recorded for acquisitions prior to the finalization of more detailed analysis, but not to exceed one year from the date of acquisition, will change the amount of goodwill recorded. All acquisition costs are expensed as incurred and in-process research and development costs are recorded at fair value as an indefinite-lived intangible asset and assessed for impairment thereafter until completion, at which point the asset is amortized over its expected useful life. The results of operations of acquired businesses are included in the consolidated financial statements from the acquisition date.

Deferred financing fees

(k) Deferred financing fees

Deferred financing fees represent the direct costs of entering into the Company’s long-term debt and credit facilities. For non-revolving credit facilities, costs are amortized as interest expense using the effective interest method. For revolving credit facilities, costs are amortized as interest expense using the straight-line method. The deferred financing fees are amortized over the term of the debt or credit facilities.

Revenue recognition

(l) Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, shipping occurs or services are rendered, the sales price is fixed or determinable and collection is reasonably assured. Revenue consists primarily of consideration from the bundled sale of hardware, software that is essential to the functionality of the hardware and technical support.

Revenue from the bundled sale of hardware, software and technical support is recognized in accordance with general revenue recognition accounting guidance and revenue from separate sales of software products and technical support is recognized in accordance with industry specific software revenue recognition accounting guidance. Amounts invoiced and cash received in advance of meeting these revenue recognition criteria are recognized as deferred revenue.

The Company offers certain incentives to customers based on purchase levels. These incentives are recorded as a reduction of related revenues when this revenue is recognized. Revenue is recorded net of taxes collected from customers that are remitted to government authorities with the collected taxes recorded as current liabilities until remitted to the relevant government authority. The Company’s arrangements do not include any provisions for refunds.

Revenue recognition for arrangements with multiple deliverables

For multi-element arrangements that include tangible products containing software essential to the product’s functionality and undelivered elements relating to the tangible product and its essential software, the Company allocates revenue to the multiple deliverables based on their relative selling prices. To determine the relative selling price the following hierarchy is used.

(i)	vendor-specific objective evidence of fair value (“VSOE”);

(ii)	third-party evidence (“TPE”); and

(iii)	estimate of the selling price (“ESP”).

VSOE is established as the price charged for a deliverable when the same deliverable is sold separately by the Company. TPE of selling price is established by evaluating largely similar and interchangeable competitor products or services in stand-alone sales. The ESP is established considering internal factors such as internal costs, margin objectives, pricing practices and controls, customer and market conditions such as competitor pricing strategies for similar products, and industry data.

Substantially all the Company’s revenue is made up of the sales of interactive displays and accessories. Interactive displays consist of hardware products and software essential to the functionality of the hardware product that is delivered at the time of sale, and technical support, which includes future unspecified software upgrades and features relating to the product’s essential software to be received, on a when-and-if-available basis. The Company has allocated revenue between these deliverables using the relative selling price method.

The Company assesses incentives and discounts provided to customers in determining the relative selling prices of the deliverables in its arrangements to determine the most appropriate method of allocating such incentives and discounts to such deliverables. In general, the Company has concluded that allocating such incentives and discounts ratably to the deliverables based on the proportion of arrangement consideration allocated to each is appropriate based upon the way the Company currently sells its product.

The Company is unable to determine VSOE for its deliverables as they are not sold on a separate, stand-alone basis. The Company’s go-to-market strategy is the same or similar to that of its peers for these deliverables, in that product offerings are made in multiple deliverable bundles, such that the TPE of selling price of stand-alone deliverables cannot be obtained. Consequently, the Company is unable to establish selling price using VSOE or TPE and therefore uses ESP in its allocation of revenue.

Amounts allocated to the delivered hardware and the related essential software are recognized at the time of sale provided all the conditions for revenue recognition have been met. Amounts allocated to the technical support services and unspecified software upgrades are deferred and recognized using the straight-line method over the estimated term of provision. All product cost of sales, including estimated warranty costs, are recognized at the time of sale. Costs for research and development and sales and marketing are expensed as incurred.

Revenue recognition for software

The Company also sells software, technical support and unspecified software upgrade rights altogether separate from hardware. For software arrangements involving multiple elements, revenue is allocated to each element based on the relative fair value only if VSOE evidence of fair values, which is based on prices charged when the element is sold separately, is available. The Company does not have VSOE for the undelivered elements in its software sales and, accordingly, the entire arrangement consideration is deferred and amortized over three years, the estimated period that such items are delivered or that services are provided.

Comprehensive income (loss)

(m) Comprehensive income (loss)

Comprehensive income (loss) is comprised of net income and other comprehensive income (“OCI”).

OCI refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of comprehensive income but are excluded from net income. OCI consists of foreign currency translation adjustments for the period which arise from the conversion of the Canadian dollar consolidated financial statements to the U.S. dollar reporting currency consolidated financial statements. OCI also includes foreign currency translation adjustments from those foreign subsidiaries that have a local currency as their functional currency that arises on translation of these foreign subsidiaries’ financial statements into their parent’s reporting currency.

Financial instruments

(n) Financial instruments

Derivative financial instruments are used by the Company to manage its exposure to interest and foreign exchange rate fluctuations. To manage interest rate exposure, the Company enters into interest rate swap contracts and to manage foreign exchange exposure, the Company enters into forward and foreign exchange collar contracts. The Company does not use derivative financial instruments for speculative purposes.

Financial Accounting Standards Board (“FASB”) ASC 815—Accounting for Derivative Instruments requires all derivative financial instruments to be recognized at fair value on the consolidated balance sheet and outlines the criteria to be met in order to designate a derivative instrument as a hedge and the methods for evaluating hedge effectiveness. The fair value is calculated based on quoted market prices.

Derivative contracts that do not qualify as hedges under ASC 815, or where hedge accounting is not applied, are recorded at fair value in the consolidated balance sheet unless exempted from derivative treatment as meeting normal purchase and sale criteria. Any changes in the fair value of these derivative contracts are recorded in net income when those changes occur. The Company does not currently apply hedge accounting as defined by ASC 815 to any of its financial instruments.

Income taxes

(o) Income taxes

In accordance with FASB ASC 740—Accounting for Income Taxes, the Company uses the liability method of accounting for income taxes. Under the liability method, current income taxes are recognized for the estimated income taxes payable for the current year and deferred income taxes are recognized for temporary differences between the tax and accounting bases of assets and liabilities and the benefit of losses and other deductions carried forward for tax purposes that are likely to be realized. A valuation allowance is recorded against net deferred income tax assets if it is more likely than not that the asset will not be realized. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are scheduled to be recovered or settled. The effect on the deferred income tax assets and liabilities from a change in tax rates is recognized in net income in the period that the change is enacted.

The Company follows ASC 740 in assessing its uncertain tax positions and provisions for income taxes which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, prescribes a recognition threshold of more likely than not to be sustained upon examination and provides guidance on derecognition measurement classification, interest and penalties, accounting in interim periods, disclosure and transitions.

Investment tax credits

(p) Investment tax credits

The Company uses the flow-through method to account for investment tax credits (“ITCs”), earned on eligible Scientific Research and Experimental Development (“SR&ED”) expenditures. Under this method, the ITCs are recognized as a reduction (increase) to income tax expense (recovery).

ITCs are subject to technical and financial review by Canadian tax authorities on a project-by-project basis and therefore amounts received may vary significantly from the amounts recorded. Any such differences are recorded as an adjustment to the recognized amount in the year the SR&ED review is completed and the results are made known to the Company.

Research and product development costs

(q) Research and product development costs

Research costs are expensed as incurred. Development costs for products and licensed software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. In most instances, the Company’s products are released soon after technological feasibility has been established. Costs incurred subsequent to achievement of technological feasibility are usually not significant, and therefore most product development costs are expensed as incurred.

Earnings per share

(r) Earnings per share

Per share amounts are based on the weighted-average number of common shares outstanding during the period. Diluted earnings per share are calculated using the treasury stock method.

Warranty provision

(s) Warranty provision

The Company provides for the estimated costs of product warranties at the time revenue is recognized and records the expense in cost of sales. Interactive displays and other hardware products are generally covered by a time-limited warranty for varying periods of time. The Company’s warranty obligation is affected by product failure rates, warranty periods, freight, material usage and other related repair or replacement costs. The Company assesses the adequacy of its warranty liability and adjusts the amount as necessary based on actual experience and changes in future estimated costs. The accrued warranty obligation is included in accrued and other current liabilities.

Stock-based compensation

(t) Stock-based compensation

During the third quarter of fiscal 2013, the Company changed its method of accounting for stock-based compensation expense related to the fair value of options to the graded method from the straight-line method and has applied this change retrospectively from July 2010, the date of the Company’s initial option grants. Stock-based compensation expense for stock options is estimated at the grant date based on each option’s fair value as calculated by the Black-Scholes-Merton (“BSM”) option-pricing model. The Company generally recognizes stock-based compensation expense ratably using the graded method over the requisite service period with an offset to additional paid-in capital. The BSM model requires various judgmental assumptions including volatility and expected option life. In addition, judgment is also applied in estimating the amount of stock-based awards that are expected to be forfeited, and if actual results differ significantly from these estimates, stock-based compensation expense and the Company’s results of operations would be impacted. Any consideration paid by employees on exercise of stock options plus any recorded stock-based compensation within additional paid-in capital related to that stock option is credited to share capital.

The Company classifies Restricted share units (“RSUs”), Performance share units (“PSUs”) and Deferred share units (“DSUs”) as equity instruments as the Company has the ability and intent to settle the awards in common shares. The compensation expense is calculated based on the fair value of each instrument as determined by the closing value of the Company’s common shares on the business day of the grant date. The Company recognizes compensation expense ratably over the vesting period of the RSUs and PSUs. For DSUs, compensation expense is recorded at the date of grant.

Participant equity loan plan

(u) Participant equity loan plan

The Company has a Participant Equity Loan Plan (the “Plan”), under which the Company loaned funds to certain employees for the purpose of allowing these employees the opportunity to purchase common shares of the Company at fair value. Common shares issued under the Plan are subject to voting and transferability restrictions that lapse based on certain events.

Shares purchased under the Plan are reported as share capital at their fair value on the date of issue. The outstanding related employee loans and any accrued interest are reported as a deduction from share capital. When there is an amendment in the terms of the Plan, the difference between the fair value at the date of the amendment and the fair value at the original date of purchase is recognized as stock-based compensation ratably on a graded basis over the period that restrictions on the shares lapse.

Restructuring costs

(v) Restructuring costs

Employee termination benefits associated with an exit or disposal activity are accrued when the liability is both probable and reasonably estimable provided that the Company has a history of providing similar severance benefits that meet the criteria of an on-going benefit arrangement. If no such history exists, the costs are expensed when the termination benefits are paid. Contract termination costs are recognized and measured at fair value when the Company ceases using the rights under the contract. Other associated costs are recognized and measured at fair value when they are incurred.

Recent accounting policies adopted

(w) Recent accounting policies adopted

In June 2011, the Financial Accounting Standards Board (“FASB”) issued guidance on presentation of comprehensive income to increase its prominence in the financial statements. The new guidance eliminates the option to present components of other comprehensive income in the statement of shareholders’ equity. Instead, an entity is required to present the total of comprehensive income, the components of net income and the components of other comprehensive income in either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The Company adopted the guidance in the first quarter of fiscal 2013 and included two separate but consecutive statements.

In September 2011, the FASB issued guidance to simplify the testing of goodwill for impairment. The new guidance provides an entity with the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted the guidance in the first quarter of fiscal 2013. The adoption did not have a material impact on the Company’s results of operations, financial condition or disclosures.

Basis of presentation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of Depreciation and Amortization of Property and Equipment

Depreciation and amortization is calculated using the following rates.

Building	25 years
Information systems, hardware and software	2 - 4 years
Assembly equipment, furniture, fixtures and other	2 - 4 years

Schedule of Amortization of Intangible Assets	Intangible assets are amortized as follows.

Acquired technology	5 - 10 years
Customer relationships	5 years
Other intellectual property	5 - 10 years

2010 Acquisition (Tables)	12 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Summary of Assets Acquired and Liabilities Assumed

The following table summarizes the assets acquired and liabilities assumed.

Assets purchased
Current assets	$12,513
Property and equipment	2,177
Intangible assets (note 9)	50,061
Goodwill—with no tax base (note 8)	34,173

$98,924

Liabilities assumed
Current liabilities	$9,868
Deferred income tax liability	15,030

$24,898

Net non-cash assets acquired	$74,026
Cash acquired	7,974

Consideration paid—cash	$82,000

Restructuring costs (Tables)	12 Months Ended
Mar. 31, 2013
Restructuring And Related Activities [Abstract]
Summary of Accrued Restructuring Obligation Associated with Fiscal 2013 December Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 December restructuring activities for the year ended March 31, 2013 is summarized in the following table.

	Year ended March 31, 2013
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$16,172	$1,010	$208	$17,390
Restructuring costs paid	(10,227)	—	(124)	(10,351)
Currency translation adjustment	(216)	8	—	(208)

Accrued restructuring obligation at end of year	$5,729	$1,018	$84	$6,831

Summary of Accrued Restructuring Obligation Associated with Fiscal 2013 August Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 August restructuring activities for the year ended March 31, 2013 is summarized in the following table.

Year ended March 31, 2013
Employee Termination Costs
Restructuring costs incurred	$1,947
Restructuring costs paid	(1,775)
Currency translation adjustment	(11)

Accrued restructuring obligation at end of year	$161

Summary of Accrued Restructuring Obligation Associated with Fiscal 2012 August Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the fiscal 2012 August restructuring activities for the years ended March 31, 2013 and 2012 is summarized in the following tables.

	Year ended March 31, 2013
	Lease Obligation Costs	Employee Termination Costs	Other Restructuring Costs	Total
Accrued restructuring obligation at beginning of year	$7,788	$—	$—	$7,788
Restructuring costs paid	(2,576)	—	—	(2,576)
Accretion expense	417	—	—	417
Adjustments	1,020	—	—	1,020
Currency translation adjustment	(149)	—	—	(149)

Accrued restructuring obligation at end of year	$6,500	$—	$—	$6,500

	Year ended March 31, 2012
	Lease Obligation Costs	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$8,059	$3,745	$1,455	$13,259
Restructuring costs paid	(600)	(3,745)	(1,455)	(5,800)
Accretion expense	116	—	—	116
Currency translation adjustment	213	—	—	213

Accrued restructuring obligation at end of year	$7,788	$—	$—	$7,788

Trade receivables (Tables)	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Summary of Trade Receivables

	March 31, 2013	March 31, 2012
Trade receivables	$68,606	$97,390
Allowance for doubtful receivables	(3,500)	(3,104)

	$65,106	$94,286

Allowance for Doubtful Receivables

The following table summarizes the activity in the allowance for doubtful receivables.

	Year ended March 31,
	2013	2012	2011
Balance at beginning of year	$3,104	$3,603	$3,868
Charge to bad debts expense	3,377	1,579	17
Write-off of receivables	(2,909)	(2,000)	(635)
Currency translation adjustment	(72)	(78)	353

Balance at end of year	$3,500	$3,104	$3,603

Inventory (Tables)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Summary of Inventories

	March 31, 2013	March 31, 2012
Finished goods	$59,972	$107,380
Raw materials	10,577	4,938
Provision for obsolescence	(4,787)	(1,508)

	$65,762	$110,810

Property and equipment (Tables)	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

	March 31, 2013	March 31, 2012
Cost
Building	$72,925	$73,626
Information systems, hardware and software	70,049	62,519
Assembly equipment, furniture, fixtures and other	37,875	44,398
Assets under construction	5,858	8,253

	$186,707	$188,796
Accumulated depreciation and amortization
Building	$12,139	$9,406
Information systems, hardware and software	48,127	39,414
Assembly equipment, furniture, fixtures and other	26,388	30,409

	$86,654	$79,229
Net book value
Building	$60,786	$64,220
Information systems, hardware and software	21,922	23,105
Assembly equipment, furniture, fixtures and other	11,487	13,989
Assets under construction	5,858	8,253

	$100,053	$109,567

Schedule of Depreciation and Amortization Expense

Depreciation and amortization expense incurred is as follows.

	Year ended March 31,
	2013	2012	2011
Building	$2,951	$2,968	$3,159
Information systems, hardware and software	14,614	13,690	14,780
Assembly equipment, furniture, fixtures and other	7,385	8,370	8,975

	$24,950	$25,028	$26,914

Goodwill (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes to Carrying Amount of Goodwill	Changes to the carrying amount of goodwill during the year ended March 31, 2013 were as follows:

Balance at March 31, 2012	$34,173
Impairment of goodwill	(34,173)

Balance at March 31, 2013	$—

Intangible assets (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	March 31, 2013	March 31, 2012
Cost
Acquired technology	$29,600	$29,600
Customer relationships	17,500	17,500
Other intellectual property	3,999	3,814

	$51,099	$50,914
Accumulated amortization
Acquired technology	$15,754	$10,396
Customer relationships	10,296	6,796
Other intellectual property	2,091	1,383

	$28,141	$18,575
Net book value
Acquired technology	$13,846	$19,204
Customer relationships	7,204	10,704
Other intellectual property	1,908	2,431

	$22,958	$32,339

Schedule of Amortization Expense

	Fiscal year ending March 31,
	2014	2015	2016	2017	2018
Amortization expense	$9,570	$9,570	$1,208	$690	$690

Long-term debt and credit facilities (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Long Term Debt and Credit Facilities	Long-term debt and credit facilities

	March 31, 2013	March 31, 2012
First lien facility	$288,225	$291,275
Current portion of long-term debt	(3,050)	(3,050)

	$285,175	$288,225

Share capital (Tables)	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Company's Issued and Outstanding Share Capital

Issued and outstanding

Shares Outstanding	Voting Common Shares	Non-voting Common Shares	Voting Preferred Shares	Class A Preferred Shares	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2010	53,563,844	127,489,844	127,483,148	—	—	—	—	308,536,836
2010 Reorganization	(53,563,844)	(127,489,844)	(127,483,148)	433,676,686	5,478,596	—	85,044,901	215,663,347
Participant Equity Loan Plan	—	—	—	—	—	(57,500)	—	(57,500)
Initial Public Offering	—	—	—	(433,676,686)	38,830,000	—	(5,580,706)	(400,427,392)

March 31, 2011	—	—	—	—	44,308,596	(57,500)	79,464,195	123,715,291
Participant Equity Loan Plan	—	—	—	—	—	(160,800)	—	(160,800)
Shares repurchased for cancellation	—	—	—	—	(2,327,486)	—	—	(2,327,486)

March 31, 2012	—	—	—	—	41,981,110	(218,300)	79,464,195	121,227,005
Participant Equity Loan Plan	—	—	—	—	—	(217,500)	—	(217,500)
Stock-based compensation	—	—	—	—	115,015	25,298	—	140,313
Shares repurchased for cancellation	—	—	—	—	(574,954)	—	—	(574,954)

March 31, 2013	—	—	—	—	41,521,171	(410,502)	79,464,195	120,574,864

Stated Amount	Voting Common Shares	Non-voting Common Shares	Voting Preferred Shares	Class A Preferred Shares	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2010	$41,166	$120,108	$—	$—	$—	$—	$—	$161,274
Participant Equity Loan Plan	2,122	—	—	—	6,369	(160)	—	8,331
2010 Reorganization	(43,288)	(120,108)	—	413,616	3,156	—	160,242	413,618
Initial Public Offering	—	—	—	(413,616)	474,047	—	78,165	138,596

March 31, 2011	$—	$—	$—	$—	$483,572	$(160)	$238,407	$721,819
Participant Equity Loan Plan	—	—	—	—	568	(433)	—	135
Repurchase of Common Shares	—	—	—	—	(25,555)	—	—	(25,555)

March 31, 2012	$—	$—	$—	$—	$458,585	$(593)	$238,407	$696,399
Participant Equity Loan Plan	—	—	—	—	996	(316)	—	680
Stock-based compensation	—	—	—	—	557	69	—	626
Shares repurchased for cancellation	—	—	—	—	(5,435)	—	—	(5,435)

March 31, 2013	$—	$—	$—	$—	$454,703	$(840)	$238,407	$692,270

Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Stock Options

A summary of the status of the Company’s stock options at March 31, 2013, 2012 and 2011 and changes during the year ended on those dates is as follows.

	Options Outstanding
	Number of options	Weighted-average exercise price per option	Average remaining contractual life in years	Aggregate intrinsic value
Balance at March 31, 2010	—	$—	—	$—
Granted	1,444,500	16.22	—
Exercised	—	—	—
Forfeited	(28,500)	15.61	—

Balance at March 31, 2011	1,416,000	$16.24	4.37	$152
Granted	2,172,828	5.54	—
Exercised	—	—	—
Forfeited	(588,171)	13.06	—

Balance at March 31, 2012	3,000,657	$9.11	3.97	$—
Granted	1,172,000	1.50	—
Exercised	—	—	—
Forfeited	(1,084,462)	7.39	—

Balance at March 31, 2013	3,088,195	$6.86	3.42	$37

Exercisable at March 31, 2013	287,612	$14.56	—	$—

Schedule of Weighted Average Fair Value of Stock Options Granted

The weighted-average fair value of the stock options granted was calculated using the BSM option-pricing model with the following assumptions.

	Year ended March 31,
	2013	2012	2011
Fair value of stock options granted during the year	$0.72	$2.00	$5.59
Assumptions
Risk-free interest rate	0.49% - 0.89%	0.60% - 1.43%	0.96% - 1.49%
Volatility	62.15 - 64.67%	45.00%	45.00%
Expected life in years	4.0	4.0	4.0
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of Change in Accounting Policy on Consolidated Statement of Operations and Consolidated Balance Sheets

The following tables show the effects of the change in accounting policy on the consolidated statements of operations and consolidated balance sheets.

Consolidated Statements of Operations

	March 31, 2013		March 31, 2012		March 31, 2011
	As computed under straight-line method	As reported under graded method	As reported under straight-line method(1)	As adjusted under graded method	As reported under straight-line method(1)	As adjusted under graded method
Selling, marketing and administration	$170,705	$170,871	$180,326	$180,837	$182,499	$182,910
Research and development	48,776	48,811	49,807	50,032	51,333	51,431
Net (loss) income	(54,294)	(54,495)	31,780	31,044	69,355	68,846
(Loss) income per share
Basic	$(0.45)	$(0.45)	$0.26	$0.25	$0.53	$0.53
Diluted	$(0.45)	$(0.45)	$0.26	$0.25	$0.53	$0.53

(1)	As reported figures reflect certain reclassifications that have been made to conform to current period’s presentation.

Consolidated Balance Sheets

	March 31, 2013		March 31, 2012
	As computed under straight-line method	As adjusted under graded method	As reported under straight- line method	As adjusted under graded method
Additional paid-in capital	$41,317	$41,518	$32,864	$34,109
Deficit	$(785,629)	$(785,830)	$(730,090)	$(731,335)

Schedule of Deferred Share Units

A summary of the status of the Company’s DSUs at March 31, 2013, 2012 and 2011 and changes during the years then ended is as follows.

	Year ended March 31,
	2013	2012	2011
	Number of DSUs
Balance at beginning of year	30,000	—	—
Granted	30,000	30,000	—
Exercised	—	—	—
Forfeited	—	—	—

Balance at end of year	60,000	30,000	—

Schedule of Restricted Share Units

A summary of the status of the Company’s RSUs at March 31, 2013, 2012 and 2011 and changes during the years then ended is as follows.

	Year ended March 31,
	2013	2012	2011
	Number of RSUs
Balance at beginning of year	595,075	—	—
Granted	2,680,000	655,100	—
Exercised	(140,313)	—	—
Forfeited	(1,215,301)	(60,025)	—

Balance at end of year	1,919,461	595,075	—

Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Expense Differences

Income tax expense differs from the amount that would be computed by applying the combined Canadian federal and provincial statutory income tax rates to income before income taxes.

The reasons for these differences are as follows.

	Year ended March 31,
	2013	2012	2011
(Loss) income before income taxes
Domestic	$(14,139)	$43,098	$113,971
Foreign	(49,334)	(5,138)	(9,813)

	$(63,473)	$37,960	$104,158
Combined tax rate	25.00%	26.13%	27.89%

Expected income tax (recovery) expense	(15,868)	9,919	29,050
Adjustments
Non-deductible, non-taxable items	2,138	3,880	2,886
Impairment of goodwill	8,543	—	—
Variation in foreign tax rates	275	1,232	830
Deferred income tax rate differences	305	391	464
Change in valuation allowance	1,296	(1,119)	3,107
Investment tax credits—current year	(5,471)	(5,542)	(4,285)
Investment tax credits—prior years	(172)	(3,758)	—
Other	(24)	1,913	3,260

Income tax (recovery) expense	$(8,978)	$6,916	$35,312

Schedule Of Tax Effects Of Temporary Differences

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below.

	March 31, 2013	March 31, 2012
Deferred income tax assets
Inventory	$—	$124
Non-capital losses	4,417	—
Foreign non-capital losses	5,430	4,133
Allowance for doubtful receivables	76	—
Derivative contracts	241	181
Deferred revenue	30,493	31,462
Accrued restructuring obligation	1,804	1,965
Accrued warranty obligation	5,038	4,448
Other	1,657	581
Valuation allowance	(5,832)	(4,536)

	43,324	38,358
Deferred income tax liabilities
Inventory	96	—
Intangible assets	4,970	6,827
Property and equipment	572	335
Long-term debt	1,570	2,225
Investment tax credits	3,552	2,969
Deferred financing fees	425	966

	11,185	13,322

Net deferred income tax asset	$32,139	$25,036

Deferred income tax asset—current	$16,056	$14,026
Deferred income tax asset—long-term	22,321	19,897
Deferred income tax liability—long-term	(6,238)	(8,887)

	$32,139	$25,036

Product warranty (Tables)	12 Months Ended
Mar. 31, 2013
Product Warranties Disclosures [Abstract]
Schedule of Accrued Warranty Obligation

The change in the Company’s accrued warranty obligation for the years ended March 31, 2013, 2012 and 2011 is summarized in the following table.

	Year ended March 31,
	2013	2012	2011
Accrued warranty obligation at beginning of year	$17,514	$11,543	$10,840
Actual warranty costs incurred	(13,765)	(13,498)	(14,041)
Warranty provision	16,373	19,820	13,494
Adjustments for changes in estimate	31	—	725
Currency translation adjustment	(359)	(351)	525

Accrued warranty obligation at end of year	$19,794	$17,514	$11,543

(Loss) Earnings per share amounts (Tables)	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

(Loss) Earnings per share amounts

	Year ended March 31,
	2013	2012	2011
Net (loss) income for basic and diluted earnings per share available to common shareholders	$(54,495)	$31,044	$68,846

Weighted-average number of shares outstanding—basic	120,744,832	122,726,275	130,775,288
Effect of dilutive securities—stock-based compensation	—	643,768	—

Weighted-average number of shares outstanding—diluted	120,744,832	123,370,043	130,775,288

(Loss) earnings per share
Basic	$(0.45)	$0.25	$0.53
Diluted	$(0.45)	$0.25	$0.53

Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Summary of Commitments

Commitments

	Fiscal year ending March 31,
	2014	2015	2016	2017	2018 and thereafter	Total
Operating leases	$5,790	$5,071	$4,522	$4,246	$13,569	$33,198
Derivative contracts	679	283	—	—	—	962
Long-term debt repayments
Long-term debt	3,050	285,175	—	—	—	288,225
Future interest obligations on long-term debt	9,555	3,896	—	—	—	13,451
Purchase commitments	92,769	4,030	1,578	—	—	98,377

Total	$111,843	$298,455	$6,100	$4,246	$13,569	$434,213

Segment disclosure (Tables)	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Summary of Revenue Information Relating to Geographic Locations

The Company conducts business globally. Revenue information relating to the geographic locations in which the Company sells products is as follows.

	Year ended March 31,
	2013	2012	2011
Revenue
United States	$329,427	$432,659	$497,726
Canada	43,636	54,237	60,669
Europe, Middle East and Africa	166,232	183,920	175,472
Rest of World	50,075	74,984	56,188

	$589,370	$745,800	$790,055

Financial instruments (Tables)	12 Months Ended
Mar. 31, 2013
Investments All Other Investments [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis.

March 31, 2013

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$117,065	$—	$—	$117,065
Derivative instruments	—	463	—	463

Total assets	$117,065	$463	$—	$117,528

Liabilities
Derivative instruments	$—	$1,602	$—	$1,602

Total liabilities	$—	$1,602	$—	$1,602

March 31, 2012

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$76,114	$—	$—	$76,114
Derivative instruments	—	891	—	891

Total assets	$76,114	$891	$—	$77,005

Liabilities
Derivative instruments	$—	$908	$—	$908

Total liabilities	$—	$908	$—	$908

Schedule of Fair Value of Derivative Contracts

(a) Fair value of derivative contracts

March 31, 2013

	Fair value		Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$(382 (111 316	) )	Apr 2013 to Dec 2013 Apr 2013 to Dec 2013 Apr 2013 to Nov 2013	0.9938 - 1.0325 1.2485 - 1.3431 1.5780 - 1.6162	USD 24,000 EUR 18,000 GBP 6,500

	$(177)

Interest rate derivative contracts	$(962)		Aug 2014	0.750% - 0.945%	50% of the outstanding principal on the first lien term loan over the contract term

March 31, 2012

	Fair value	Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$749 95 (144)	Apr 2012 to Jan 2013 Apr 2012 to Jan 2013 Apr 2012 to Feb 2013	0.9798 - 1.0617 1.3304 - 1.3617 1.5556 - 1.6068	USD 24,000 EUR 7,000 GBP 7,500

	$700

Interest rate derivative contracts	$(717)	Aug 2014	0.750% - 0.945%	50% of the outstanding principal on the first lien term loan over the contract term

Schedule of Carrying Value and Fair Value of Long Term Debt

The carrying value and fair value of the Company’s long-term debt as at March 31, 2013 and March 31, 2012, are as follows.

	March 31, 2013		March 31, 2012
	Carrying amount	Fair value	Carrying amount	Fair value
Variable-rate long-term debt	$288,225	$289,844	$291,275	$289,340

Basis of Presentation and Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Detail)	12 Months Ended
Mar. 31, 2013
Building [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	25 years
Information systems, hardware and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	2 years
Information systems, hardware and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	4 years
Assembly equipment, furniture, fixtures and other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	2 years
Assembly equipment, furniture, fixtures and other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	4 years

Basis of Presentation and Significant Accounting Policies - Schedule of Amortization of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2013
Acquired technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	5 years
Acquired technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	10 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	5 years
Other intellectual property [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	5 years
Other intellectual property [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Intangible assets	10 years

Basis of Presentation and Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Service providing period	3 years

2010 Acquisition - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011 Selling Marketing And Administration [Member]	Apr. 30, 2010 Next Holdings Limited [Member]	Mar. 31, 2011 Next Holdings Limited [Member]
Business Acquisition [Line Items]
Percentage of shares acquired					100.00%
Cash paid for acquisition			$ 82,000		$ 82,000
Revenue from acquisition of shares						24,674
Net loss from acquisition of shares						17,122
Amortization of intangible assets included in net loss	9,571	9,573	8,986			8,903
Acquisition related cost				1,143
Goodwill impairment charge	$ 34,173
Weighted-average amortization period of the total intangible assets acquired	5 years 7 months 6 days

2010 Acquisition - Summary of Assets Acquired and liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2011
Assets purchased
Current assets	$ 12,513
Property and equipment	2,177
Intangible assets (note 9)	50,061
Goodwill-with no tax base (note 8)	34,173
Total assets purchased	98,924
Liabilities assumed
Current liabilities	9,868
Deferred income tax liability	15,030
Total liabilities assumed	24,898
Net non-cash assets acquired	74,026
Cash acquired	7,974
Consideration paid-cash	$ 82,000

2010 Reorganization and Initial Public Offering - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended									1 Months Ended
	Sep. 30, 2010 Unsecured Term Loans [Member] USD ($)	Jul. 31, 2010 Unsecured Term Loans [Member] USD ($)	Sep. 30, 2010 Construction Credit Facility [Member] USD ($)	Jul. 31, 2010 Construction Credit Facility [Member] USD ($)	Sep. 30, 2010 Construction Loans [Member] USD ($)	May 13, 2010 Class A Preferred Shares [Member] USD ($)	May 13, 2010 Class A Preferred Shares [Member] CAD	May 13, 2010 Class B Shares [Member] CAD	May 13, 2010 Class A Subordinate Voting Share [Member]	Jun. 24, 2010 Class A Subordinate Voting Shares [Member]	Mar. 31, 2013 Class A Subordinate Voting Shares [Member]	Mar. 31, 2012 Class A Subordinate Voting Shares [Member]	Jul. 31, 2010 Class A Subordinate Voting Shares [Member]	Mar. 31, 2013 Class B Shares [Member]	Mar. 31, 2012 Class B Shares [Member]	Jul. 31, 2010 Class B Shares [Member]
Reorganization Items [Line Items]
Repayment of shareholder note payable						$ 8,016
Conversion of principal amount of shareholder note payable into Class A Preferred Shares and Class B shares							253,972	253,972
Conversion of accrued interest of shareholder note payable Class A Preferred Shares and Class B shares							75,074	75,074
Conversion of cumulative preferred shares into Class A Preferred Shares							84,883
Conversion of accrued dividends into Class A Preferred Shares							19,748
Share capital after completion of reorganization						433,676,686	433,676,686	170,089,800	10,957,191		41,110,669	41,762,810		79,464,195	79,464,195
Reverse split										0.5
Share capital after giving effect to IPO													44,308,596			79,464,195
Repayment of debt	$ 42,389	$ 40,000	$ 29,836	$ 19,244	$ 1,438

Restructuring Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012 Future lease expenditure and estimated sublease rentals [Member]	Dec. 31, 2011 Future lease expenditure and estimated sublease rentals [Member]	Mar. 31, 2013 Fiscal 2013 December restructuring [Member]	Mar. 31, 2012 Fiscal 2013 December restructuring [Member]	Mar. 31, 2013 Fiscal 2013 August restructuring [Member] Employees	Mar. 31, 2012 Fiscal 2013 August restructuring [Member]	Mar. 31, 2013 Fiscal 2012 August restructuring [Member]	Mar. 31, 2012 Fiscal 2012 August restructuring [Member]	Mar. 31, 2013 Fiscal 2012 August restructuring [Member] Employee Termination Costs [Member]	Mar. 31, 2013 Fiscal 2012 August restructuring [Member] Lease Obligation Costs [Member]	Mar. 31, 2013 Fiscal 2012 August restructuring [Member] Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reduction percentage					25.00%
Accrued restructuring obligation					$ 6,831	$ 0	$ 161	$ 0	$ 2,286	$ 2,280
Reduction in workforce, number of employees							70
Lease obligation costs				8,059
Additional restructuring costs			1,020
Restructuring costs incurred									14,812		3,745	9,612	1,455
Accrued restructuring obligation, non-current	$ 4,214	$ 5,508

Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2013 December Restructuring Activities (Detail) (Fiscal 2013 December restructuring [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 17,390
Restructuring costs paid	(10,351)
Currency translation adjustment	(208)
Accrued restructuring obligation at end of year	6,831
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	16,172
Restructuring costs paid	(10,227)
Currency translation adjustment	(216)
Accrued restructuring obligation at end of year	5,729
Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	1,010
Restructuring costs paid
Currency translation adjustment	8
Accrued restructuring obligation at end of year	1,018
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	208
Restructuring costs paid	(124)
Currency translation adjustment
Accrued restructuring obligation at end of year	$ 84

Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2013 August Restructuring Activities (Detail) (Fiscal 2013 August restructuring [Member], Employee Termination Costs [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Fiscal 2013 August restructuring [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 1,947
Restructuring costs paid	(1,775)
Currency translation adjustment	(11)
Accrued restructuring obligation at end of year	$ 161

Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2012 August Restructuring Activities (Detail) (Fiscal 2012 August restructuring [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year	$ 7,788
Restructuring costs incurred		13,259
Restructuring costs paid	(2,576)	(5,800)
Accretion expense	417	116
Adjustments	1,020
Currency translation adjustment	(149)	213
Accrued restructuring obligation at end of year	6,500	7,788
Lease Obligation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year	7,788
Restructuring costs incurred		8,059
Restructuring costs paid	(2,576)	(600)
Accretion expense	417	116
Adjustments	1,020
Currency translation adjustment	(149)	213
Accrued restructuring obligation at end of year	6,500	7,788
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year
Restructuring costs incurred		3,745
Restructuring costs paid		(3,745)
Accretion expense
Currency translation adjustment
Accrued restructuring obligation at end of year
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year
Restructuring costs incurred		1,455
Restructuring costs paid		(1,455)
Accretion expense
Adjustments
Currency translation adjustment
Accrued restructuring obligation at end of year

Trade Receivables - Summary of Trade Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Trade Receivables [Abstract]
Trade receivables	$ 68,606	$ 97,390
Allowance for doubtful receivables	(3,500)	(3,104)	(3,603)	(3,868)
Total	$ 65,106	$ 94,286

Trade Receivables - Allowance for Doubtful Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	$ 3,104	$ 3,603	$ 3,868
Charge to bad debts expense	3,377	1,579	17
Write-off of receivables	(2,909)	(2,000)	(635)
Currency translation adjustment	(72)	(78)	353
Balance at end of year	$ 3,500	$ 3,104	$ 3,603

Trade Receivables - Additional Information (Detail) (Participant Equity Loan Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Participant Equity Loan Plan [Member]
Allowance For Doubtful Accounts Receivable [Line Items]
Bad debt expense related to employee loans	$ 286

Inventory - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Net [Abstract]
Finished goods	$ 59,972	$ 107,380
Raw materials	10,577	4,938
Provision for obsolescence	(4,787)	(1,508)
Total	$ 65,762	$ 110,810

Property and Equipment - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Cost	$ 186,707	$ 188,796
Accumulated depreciation and amortization	86,654	79,229
Net book value	100,053	109,567
Building [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Cost	72,925	73,626
Accumulated depreciation and amortization	12,139	9,406
Net book value	60,786	64,220
Information systems, hardware and software [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Cost	70,049	62,519
Accumulated depreciation and amortization	48,127	39,414
Net book value	21,922	23,105
Assembly equipment, furniture, fixtures and other [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Cost	37,875	44,398
Accumulated depreciation and amortization	26,388	30,409
Net book value	11,487	13,989
Assets under construction [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Cost	5,858	8,253
Net book value	$ 5,858	$ 8,253

Property and Equipment - Schedule of Depreciation and Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 24,950	$ 25,028	$ 26,914
Building [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	2,951	2,968	3,159
Information systems, hardware and software [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	14,614	13,690	14,780
Assembly equipment, furniture, fixtures and other [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 7,385	$ 8,370	$ 8,975

Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property Plant And Equipment [Abstract]
Accrual for capital expenditures	$ 2,292	$ 1,975
Depreciation Expenses	3,760	3,769	4,118
Impairment of property and equipment	$ 2,194

Goodwill - Changes to Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Changes In Carrying Amount Of Goodwill [Abstract]
Balance at March 31, 2012	$ 34,173
Impairment of goodwill	(34,173)
Balance at March 31, 2013

Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Goodwill [Abstract]
Goodwill impairment charge	$ 34,173

Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 51,099	$ 50,914
Accumulated amortization	28,141	18,575
Net book value	22,958	32,339
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	29,600	29,600
Accumulated amortization	15,754	10,396
Net book value	13,846	19,204
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	17,500	17,500
Accumulated amortization	10,296	6,796
Net book value	7,204	10,704
Other intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,999	3,814
Accumulated amortization	2,091	1,383
Net book value	$ 1,908	$ 2,431

Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets Disclosure [Abstract]
Amortization expense of finite-lived intangibles	$ 9,571	$ 9,573	$ 8,986

Intangible Assets - Schedule of Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Expected Amortization Expense [Abstract]
Amortization expense, 2014	$ 9,570
Amortization expense, 2015	9,570
Amortization expense, 2016	1,208
Amortization expense, 2017	690
Amortization expense, 2018	$ 690

Long-term Debt and Credit Facilities - Long Term Debt and Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long Term Debt [Line Items]
Long term debt	$ 288,225	$ 291,275
Current portion of long-term debt	(3,050)	(3,050)
Long term debt non current	285,175	288,225
First lien facility [Member]
Long Term Debt [Line Items]
Long term debt	$ 288,225	$ 291,275

Long-term Debt and Credit Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Deferred Financing Costs [Member]	Mar. 31, 2012 Deferred Financing Costs [Member]	Mar. 31, 2011 Deferred Financing Costs [Member]	Aug. 31, 2007 Revolving credit facility [Member] Deferred Financing Costs [Member]	Jul. 20, 2010 New Revolving Credit Facility [Member] Deferred Financing Costs [Member]	Mar. 31, 2013 Second lien facility [Member]	Mar. 31, 2012 Second lien facility [Member]	Aug. 31, 2007 Second lien facility [Member] Term loan [Member]	Mar. 31, 2013 First lien facility [Member]	Mar. 31, 2013 First lien facility [Member] Minimum [Member]	Mar. 31, 2013 First lien facility [Member] Maximum [Member]	Aug. 31, 2007 First lien facility [Member] Term loan [Member]	Mar. 31, 2013 First lien facility [Member] Revolving credit facility [Member]	Mar. 31, 2012 First lien facility [Member] Revolving credit facility [Member]	Aug. 31, 2007 First lien facility [Member] Initial Revolving Credit Facility [Member]	Jul. 20, 2010 First lien facility [Member] Additional Revolving Credit Facility [Member]
Long Term Debt [Line Items]
Credit facilities, maximum borrowing capacity										$ 100,000				$ 305,000	$ 100,000	$ 100,000	$ 45,000	$ 55,000
Term loan maturity date											2014-08-28
Revolving credit facility maturity date											2013-08-28
Annual repayment of first lien facility											3,050
Repay amount range under facility												0.00%	50.00%
Term loan interest rate under first lien facility	2.95%	2.99%
Interest rate of undrawn credit facility	2.20%	3.95%
Outstanding letter of credit	1,166	973
Duration of term loan								8 years
Lien 2 repayment									45,000
Repayment premium									0
Fee incurred on closing of credit facility						13,090	1,385
Amortization of deferred financing fees			$ 2,155	$ 2,991	$ 3,270

Share Capital - Additional Information - Other (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended							12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Reorganization 2010 [Member]	Mar. 31, 2011 IPO [Member]	Mar. 31, 2011 IPO [Member] Class A Subordinate Voting Share [Member]	Mar. 31, 2013 Class B Shares [Member] Vote	Mar. 31, 2012 Class B Shares [Member]	Mar. 31, 2012 Class B Shares [Member] Reorganization 2010 [Member]	Jun. 24, 2010 Class A Subordinate Voting Shares [Member]	Mar. 31, 2013 Class A Subordinate Voting Shares [Member] Vote	Mar. 31, 2012 Class A Subordinate Voting Shares [Member]	Mar. 31, 2012 Class A Subordinate Voting Shares [Member] Reorganization 2010 [Member]	May 13, 2010 Class A Preferred Shares [Member]	Mar. 31, 2011 Class A Preferred Shares [Member] Reorganization 2010 [Member]	May 13, 2010 Class B Shares [Member]	May 13, 2010 Class B Shares [Member] Reorganization 2010 [Member]	May 13, 2010 Class A Subordinate Voting Share [Member]	May 13, 2010 Class A Subordinate Voting Share [Member] Reorganization 2010 [Member]	Mar. 31, 2011 Common Stock Class B [Member] IPO [Member] Class A Subordinate Voting Share [Member]	Mar. 31, 2011 Common Stock Class B [Member] Class A Preferred Shares [Member] IPO [Member]	Mar. 31, 2011 Common Stock Class B [Member] Class B Shares [Member] IPO [Member]	Mar. 31, 2011 Common Stock Class B [Member] Class B Shares [Member] IPO [Member] Class A Subordinate Voting Share [Member]
Shareholders Equity [Line Items]
Number of votes					10				1
Converted company's voting shares					79,464,195	79,464,195			41,110,669	41,762,810		433,676,686	433,676,686	170,089,800	170,089,800	10,957,191	10,957,191
Reorganization completion date		Jun 8, 2010
One-for-stock split ratio							0.5	0.5			0.5
Number of shares converted as part of IPO																			433,676,686	11,479,450
Number of shares issued upon conversion																		18,550,550		5,898,744	11,479,450
Number of shares issued				8,800,000
Common stock at a public offering price			$ 17
Proceeds from IPO	$ 138,596		$ 138,596
Underwriting commissions			7,854
Other offering expenses			7,429
Tax impact on offering expenses			$ 4,279
Selling stockholders shares sold			30,030,000

Share Capital - Schedule of Company's Issued and Outstanding Share Capital (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Aug. 24, 2012	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Shares repurchased for cancellation	(494,954)	(2,822,440)
Initial Public Offering, value				$ 138,596
Repurchase of Common Shares, value	(750)		(9,755)
Voting Common Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance				53,563,844
2010 Reorganization				(53,563,844)
Beginning balance, value				41,166
Participant Equity Loan Plan, value				2,122
2010 Reorganization, value				(43,288)
Non-Voting Common Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance				127,489,844
2010 Reorganization				(127,489,844)
Beginning balance, value				120,108
2010 Reorganization, value				(120,108)
Voting Preferred Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance				127,483,148
2010 Reorganization				(127,483,148)
Class A Preferred Shares [Member]
Class of Stock [Line Items]
2010 Reorganization				433,676,686
Initial Public Offering				(433,676,686)
2010 Reorganization, value				413,616
Initial Public Offering, value				(413,616)
Class A Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance	41,981,110		44,308,596
2010 Reorganization				5,478,596
Initial Public Offering				38,830,000
Stock-based compensation	115,015
Shares repurchased for cancellation	(574,954)		(2,327,486)
Shares outstanding, ending balance	41,521,171		41,981,110	44,308,596
Beginning balance, value	458,585		483,572
Participant Equity Loan Plan, value	996		568	6,369
2010 Reorganization, value				3,156
Stock-based compensation, value	557
Initial Public Offering, value				474,047
Repurchase of Common Shares, value	(5,435)		(25,555)
Stated amount, ending balance, value	454,703		458,585	483,572
Class A Subordinate Voting Shares - Treasury Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance	(218,300)		(57,500)
Participant Equity Loan Plan	(217,500)		(160,800)	(57,500)
Stock-based compensation	25,298
Shares outstanding, ending balance	(410,502)		(218,300)	(57,500)
Beginning balance, value	(593)		(160)
Participant Equity Loan Plan, value	(316)		(433)	(160)
Stock-based compensation, value	69
Stated amount, ending balance, value	(840)		(593)	(160)
Class B Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance
2010 Reorganization				85,044,901
Initial Public Offering				(5,580,706)
Shares outstanding, ending balance	79,464,195		79,464,195	79,464,195
2010 Reorganization, value				160,242
Initial Public Offering, value				78,165
Stated amount, ending balance, value	238,407		238,407	238,407
Share Capital [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance	121,227,005		123,715,291	308,536,836
2010 Reorganization				215,663,347
Participant Equity Loan Plan	(217,500)		(160,800)	(57,500)
Initial Public Offering				(400,427,392)
Stock-based compensation	140,313
Shares repurchased for cancellation	(574,954)		(2,327,486)
Shares outstanding, ending balance	120,574,864		121,227,005	123,715,291
Beginning balance, value	696,399		721,819	161,274
Participant Equity Loan Plan, value	680		135	8,331
2010 Reorganization, value				413,618
Stock-based compensation, value	626
Initial Public Offering, value				138,596
Repurchase of Common Shares, value	(5,435)		(25,555)
Stated amount, ending balance, value	$ 692,270		$ 696,399	$ 721,819

Share Capital - Additional Information - PELP (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Equity [Abstract]
Percentage of restricted performance-based shares that did not become unrestricted as part of IPO		40.00%
Percentage of total shares under PELP that did not Become unrestricted as part of IPO		24.00%
PELP Expense	$ 590,000	$ 5,243,000
First Installment	1,209,000
Second Installment	834,000
Shares subject to Compensatory benefit	541,975
Exercise price	1.3
Total benefit	339,000
Accrued interest reversed	44,000
Employee loans written off	286,000
Total loans and accrued interest outstanding at end of period	880,000	2,043,000
Impact on share capital due to loan activity	1,160,000	135,000
Loan principal and interest repayments	846,000	612,000
Interest accrued		105,000
Foreign exchange adjustments	28,000	73,000
Shares repurchased by subsidiary	297,500	160,800
Reduction in share capital due to share repurchase	480,000	445,000
Stock based compensation related to repurchased of shares	53,000
Shares transferred to employees to settle vested RSUs	25,298
Increase in Share Capital as a result of transferred shares	218,000
Reclass of additional paid in capital to share capital as a result of issued shares	148,000
Shares transferred by subsidiary to parent and cancelled	80,000
Reduction in share capital due to cancelled shares	$ 164,000

Share Capital - Additional Information - Share Repurchase and Share Issuance (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Aug. 24, 2012	Mar. 31, 2012
Shareholders Equity [Line Items]
Authorized number of shares			4,000,000
Stock repurchased and retired during period, shares	494,954	2,822,440
Stock repurchase and retired during period, average amount per share	$ 1.51	$ 3.72
Total purchase price	$ 750	$ 10,505	$ 9,755
Reduction to stated capital	5,435
Credit to additional paid-in-capital	4,685
Class A Subordinate Voting Shares [Member]
Shareholders Equity [Line Items]
Stock repurchased and retired during period, shares	574,954		2,327,486
Number of shares issued	115,015
Increase in share capital as a result of issued shares	408
Net reduction in additional paid in capital	$ 408

Stock-based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance Class A Subordinate Voting Shares	10.00%
Stock-based awards available for future grant	6,890,566
Stock-based compensation expense	$ 3,337	$ 9,128	$ 9,181
Expected time to recognize compensation expense	47 months
Estimated annual future forfeiture rate	10.00%
Change in accounting policy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	303
Increase in stock-based compensation	1,548
Impact on Opening Deficit	1,245
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,249	2,528	1,105
Share based compensation cost not yet recognized	1,676
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected time to recognize compensation expense	32 months
Share Based Compensation, number of units vested	140,313
Share based compensation fair value on date of grant	$ 556
Settlement of shares through transfer	25,298
Issuance of treasury shares for settlement	115,015
Compensation expense not yet recognized	1,603
RSU [Member] | Time Based R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,389	636	0
Restricted share units issued	2,483,000	250,850
Restricted share units forfeited	741,801	19,900
RSU [Member] | Performance Based RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	(332)	546	0
Restricted share units issued	197,000	404,250
Restricted share units forfeited	473,500
Deferred Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 49	$ 175	$ 0
Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Settlement of shares through transfer	140,313
Purchase of shares	25,298

Stock-based Compensation - Schedule of Stock Options (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Number of Options Beginning balance	3,000,657	1,416,000
Number of Options Granted	1,172,000	2,172,828	1,444,500
Number of Options Exercised
Number of Options Forfeited	(1,084,462)	(588,171)	(28,500)
Number of Options Ending balance	3,088,195	3,000,657	1,416,000
Number of Options Exercisable, ending balance	287,612
Weighted average exercise price Beginning Balance	$ 9.11	$ 16.24
Weighted average exercise price Granted	$ 1.5	$ 5.54	$ 16.22
Weighted average exercise price Exercised
Weighted average exercise price Forfeited	$ 7.39	$ 13.06	$ 15.61
Weighted average exercise price Ending Balance	$ 6.86	$ 9.11	$ 16.24
Weighted average exercise price Ending Balance, exercisable	$ 14.56
Average remaining contractual life	3 years 5 months 1 day	3 years 11 months 19 days	4 years 4 months 13 days
Aggregate Intrinsic Value Ending balance	$ 37		$ 152
Exercisable, Aggregate Intrinsic Value

Stock-based Compensation - Schedule of Weighted Average Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options granted during the year	$ 0.72	$ 2	$ 5.59
Assumptions
Volatility		45.00%	45.00%
Expected life in years	4 years	4 years	4 years
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Assumptions
Risk-free interest rate	0.49%	0.60%	0.96%
Volatility	62.15%
Maximum [Member]
Assumptions
Risk-free interest rate	0.89%	1.43%	1.49%
Volatility	64.67%

Stock-based Compensation - Schedule of Change in Accounting Policy on Consolidated Statement of Operations and Consolidated Balance Sheets (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in Accounting Policy [Line Items]
Selling, marketing and administration	$ 170,871	$ 180,837	$ 182,910
Research and development	48,811	50,032	51,431
Net (loss) income	(54,495)	31,044	68,846
(Loss) income per share, Basic	$ (0.45)	$ 0.25	$ 0.53
(Loss) income per share, Diluted	$ (0.45)	$ 0.25	$ 0.53
Additional paid-in capital	41,281	34,109
Deficit	(785,830)	(731,335)
As computed under straight-line method [Member]
Change in Accounting Policy [Line Items]
Selling, marketing and administration	170,705
Research and development	48,776
Net (loss) income	(54,294)
(Loss) income per share, Basic	$ (0.45)
(Loss) income per share, Diluted	$ (0.45)
Additional paid-in capital	41,317
Deficit	(785,629)
As adjusted under graded method [Member]
Change in Accounting Policy [Line Items]
Selling, marketing and administration		180,837	182,910
Research and development		50,032	51,431
Net (loss) income		31,044	68,846
(Loss) income per share, Basic		$ 0.25	$ 0.53
(Loss) income per share, Diluted		$ 0.25	$ 0.53
Additional paid-in capital	41,518	34,109
Deficit	(785,830)	(731,335)
As reported under straight-line method [Member]
Change in Accounting Policy [Line Items]
Selling, marketing and administration		180,326	182,499
Research and development		49,807	51,333
Net (loss) income		31,780	69,355
(Loss) income per share, Basic		$ 0.26	$ 0.53
(Loss) income per share, Diluted		$ 0.26	$ 0.53
Additional paid-in capital		32,864
Deficit		(730,090)
As reported under graded method [Member]
Change in Accounting Policy [Line Items]
Selling, marketing and administration	170,871
Research and development	48,811
Net (loss) income	$ (54,495)
(Loss) income per share, Basic	$ (0.45)
(Loss) income per share, Diluted	$ (0.45)

Stock-based Compensation - Schedule of Deferred Share Units (Detail) (Deferred Share Unit [Member])	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deferred Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	30,000
Granted	30,000	30,000
Exercised
Forfeited
Balance at end of period	60,000	30,000

Stock-based Compensation - Schedule of Restricted Share Units (Detail) (Restricted Shares Units [Member])	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	595,075
Granted	2,680,000	655,100
Exercised	(140,313)
Forfeited	(1,215,301)	(60,025)
Balance at end of period	1,919,461	595,075

Income Taxes - Schedule of Income Tax Expense Differences (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
(Loss) income before income taxes
Domestic	$ (14,139)	$ 43,098	$ 113,971
Foreign	(49,334)	(5,138)	(9,813)
(Loss) income before income taxes	(63,473)	37,960	104,158
Combined tax rate	25.00%	26.13%	27.89%
Expected income tax (recovery) expense	(15,868)	9,919	29,050
Adjustments
Non-deductible, non-taxable items	2,138	3,880	2,886
Impairment of goodwill	8,543
Variation in foreign tax rates	275	1,232	830
Deferred income tax rate differences	305	391	464
Change in valuation allowance	1,296	(1,119)	3,107
Other	(24)	1,913	3,260
Income tax (recovery) expense	(8,978)	6,916	35,312
Current Year [Member]
Adjustments
Investment tax credits	(5,471)	(5,542)	(4,285)
Prior Years [Member]
Adjustments
Investment tax credits	$ (172)	$ (3,758)

Income Taxes - Schedule of Tax Effects of Temporary Differences (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred income tax assets
Inventory		$ 124
Non-capital losses	4,417
Foreign non-capital losses	5,430	4,133
Allowance for doubtful receivables	76
Derivative contracts	241	181
Deferred revenue	30,493	31,462
Accrued restructuring obligation	1,804	1,965
Accrued warranty obligation	5,038	4,448
Other	1,657	581
Valuation allowance	(5,832)	(4,536)
Total Deferred income tax assets	43,324	38,358
Deferred income tax liabilities
Inventory	96
Intangible assets	4,970	6,827
Property and equipment	572	335
Long-term debt	1,570	2,225
Investment tax credits	3,552	2,969
Deferred financing fees	425	966
Total Deferred income tax liabilities	11,185	13,322
Net deferred income tax asset	32,139	25,036
Deferred income tax asset-current	16,056	14,026
Deferred income tax asset-long-term	22,321	19,897
Deferred income tax liability-long-term	(6,238)	(8,887)
Aggregate deferred income tax asset	$ 32,139	$ 25,036

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Consolidated non-capital losses	$ 35,529	$ 13,702	$ 13,589
Operating loss carry forwards terms	Year 2013-2033
Non-capital losses expiring by 2020	22,769
Non-capital losses carried forward indefinitely	12,760
Interest and penalties accrued on income taxes		52
Recognized interest and penalty expense related to tax	$ 29	$ 69	$ 86

Product Warranty - Schedule of Accrued Warranty Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Standard Product Warranty Disclosure [Abstract]
Accrued warranty obligation at beginning of year	$ 17,514	$ 11,543	$ 10,840
Actual warranty costs incurred	(13,765)	(13,498)	(14,041)
Warranty provision	16,373	19,820	13,494
Adjustments for changes in estimate	31		725
Currency translation adjustment	(359)	(351)	525
Accrued warranty obligation at end of year	$ 19,794	$ 17,514	$ 11,543

(Loss) Earnings Per Share Amounts - Schedule of Earnings Per Share Basic and Diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share [Abstract]
Net (loss) income for basic and diluted earnings per share available to common shareholders	$ (54,495)	$ 31,044	$ 68,846
Weighted-average number of shares outstanding - basic	120,744,832	122,726,275	130,775,288
Effect of dilutive securities - stock-based compensation		643,768
Weighted-average number of shares outstanding - diluted	120,744,832	123,370,043	130,775,288
(Loss) earnings per share - Basic	$ (0.45)	$ 0.25	$ 0.53
(Loss) earnings per share - Diluted	$ (0.45)	$ 0.25	$ 0.53

(Loss) Earnings Per Share Amounts - Additional Information (Detail)	12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2012 Class A Subordinate Voting Shares [Member]	Mar. 31, 2011 Class A Subordinate Voting Shares [Member]
Earnings Per Share [Line Items]
Options outstanding	1,416,000	3,088,195	3,000,657	3,000,657	1,416,000
Options in the Money				375,959	137,000
Retroactive effect on shares outstanding	One-for-two

Commitments and Contingencies - Summary of Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	$ 111,843
Year End March 31, 2015	298,455
Year End March 31, 2016	6,100
Year End March 31, 2017	4,246
Year End March 31, 2018 and thereafter	13,569
Total	434,213
Operating leases [Member]
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	5,790
Year End March 31, 2015	5,071
Year End March 31, 2016	4,522
Year End March 31, 2017	4,246
Year End March 31, 2018 and thereafter	13,569
Total	33,198
Derivative contracts [Member]
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	679
Year End March 31, 2015	283
Total	962
Long-term debt [Member]
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	3,050
Year End March 31, 2015	285,175
Total	288,225
Future interest obligation on long-term debt [Member]
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	9,555
Year End March 31, 2015	3,896
Total	13,451
Purchase commitments [Member]
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	92,769
Year End March 31, 2015	4,030
Year End March 31, 2016	1,578
Total	$ 98,377

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Operating lease rental expense incurred	$ 3,418	$ 5,156	$ 4,795

Segment Disclosure - Summary of Revenue Information Relating to Geographic Locations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Geographical Segments [Line Items]
Sales Revenue	$ 589,370	$ 745,800	$ 790,055
United States [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	329,427	432,659	497,726
Canada [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	43,636	54,237	60,669
Europe Middle East And Africa [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	166,232	183,920	175,472
Rest Of World [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	$ 50,075	$ 74,984	$ 56,188

Segment Disclosure - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Customer	Mar. 31, 2012 Customer	Mar. 31, 2011 Customer
Schedule Of Geographical Segments [Line Items]
Percentage required for qualification as major customer	10.00%	10.00%	10.00%
Number of major customers	0	0	0
Percentage required for disclosure of long-lived assets held outside Canada	10.00%
New Zealand [Member]
Schedule Of Geographical Segments [Line Items]
Total consolidated long-lived assets	25,810
Outside Canada [Member]
Schedule Of Geographical Segments [Line Items]
Total consolidated long-lived assets	30,056

Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets
Fair value of assets	$ 117,528	$ 77,005
Liabilities
Fair value of liabilities	1,602	908
Money market funds [Member]
Assets
Fair value of assets	117,065	76,114
Derivative instruments [Member]
Assets
Fair value of assets	463	891
Derivative Instruments [Member]
Liabilities
Fair value of liabilities	1,602	908
Level 1 [Member]
Assets
Fair value of assets	117,065	76,114
Liabilities
Fair value of liabilities
Level 1 [Member] | Money market funds [Member]
Assets
Fair value of assets	117,065	76,114
Level 1 [Member] | Derivative instruments [Member]
Assets
Fair value of assets
Level 1 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities
Level 2 [Member]
Assets
Fair value of assets	463	891
Liabilities
Fair value of liabilities	1,602	908
Level 2 [Member] | Money market funds [Member]
Assets
Fair value of assets
Level 2 [Member] | Derivative instruments [Member]
Assets
Fair value of assets	463	891
Level 2 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities	1,602	908
Level 3 [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Level 3 [Member] | Money market funds [Member]
Assets
Fair value of assets
Level 3 [Member] | Derivative instruments [Member]
Assets
Fair value of assets
Level 3 [Member] | Derivative Instruments [Member]
Liabilities
Fair value of liabilities

Financial Instruments - Schedule of Fair Value of Derivative Contracts (Detail) In Thousands, unless otherwise specified	12 Months Ended																12 Months Ended								12 Months Ended
	Mar. 31, 2013 Interest Rate Contract [Member] USD ($)	Mar. 31, 2012 Interest Rate Contract [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts One [Member] USD ($)	Mar. 31, 2012 Foreign Exchange Contracts One [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts Two [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts Two [Member] EUR (€)	Mar. 31, 2012 Foreign Exchange Contracts Two [Member] USD ($)	Mar. 31, 2012 Foreign Exchange Contracts Two [Member] EUR (€)	Mar. 31, 2013 Foreign Exchange Contracts Three [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts Three [Member] GBP (£)	Mar. 31, 2012 Foreign Exchange Contracts Three [Member] USD ($)	Mar. 31, 2012 Foreign Exchange Contracts Three [Member] GBP (£)	Mar. 31, 2013 Foreign Exchange Contract [Member] USD ($)	Mar. 31, 2012 Foreign Exchange Contract [Member] USD ($)	Mar. 31, 2013 Minimum [Member] Interest Rate Contract [Member]	Mar. 31, 2012 Minimum [Member] Interest Rate Contract [Member]	Mar. 31, 2013 Minimum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2012 Minimum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2013 Minimum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2012 Minimum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2013 Minimum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2012 Minimum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2013 Maximum [Member] Interest Rate Contract [Member]	Mar. 31, 2012 Maximum [Member] Interest Rate Contract [Member]	Mar. 31, 2013 Maximum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2012 Maximum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2013 Maximum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2012 Maximum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2013 Maximum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2012 Maximum [Member] Foreign Exchange Contracts Three [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Fair value	$ (962)	$ (717)	$ (382)	$ 749	$ (111)		$ 95		$ 316		$ (144)		$ (177)	$ 700
Contract expiry	Aug 31, 2014	Aug 31, 2014															Apr 1, 2013	Apr 1, 2012	Apr 1, 2013	Apr 1, 2012	Apr 1, 2013	Apr 1, 2012			Dec 31, 2013	Jan 31, 2013	Dec 31, 2013	Jan 31, 2013	Nov 30, 2013	Feb 28, 2013
Notional amounts of quantity			$ 24,000	$ 24,000		€ 18,000		€ 7,000		£ 6,500		£ 7,500
Interest rate derivative contracts, Rate															0.75%	0.75%							0.95%	0.95%
Interest rate derivative contracts, Notional amounts of quantity	50% of the outstanding principal on the first lien term loan over the contract term	50% of the outstanding principal on the first lien term loan over the contract term
Foreign exchange forward derivative contracts, Rate																	0.9938	0.9798	1.2485	1.3304	1.578	1.5556			1.0325	1.0617	1.3431	1.3617	1.6162	1.6068

Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of foreign exchange derivative contracts	$ 463	$ 891
(Loss) Gain on foreign exchange contracts	(131)	(748)	744
(Loss) Gain on interest rate contracts	(245)	604	3,931
Accrued and Other Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of foreign exchange derivative contracts	640	191
Fair value of interest rate derivative contracts	679	484
Other Long-Term Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of interest rate derivative contracts	$ 283	$ 233

Financial Instruments - Schedule of Carrying Value and Fair Value of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Variable-rate long-term debt, Carrying amount	$ 288,225	$ 291,275
Variable-rate long-term debt, Fair value	$ 289,844	$ 289,340

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Sale Leaseback Transaction [Line Items]
Net proceeds from sale-leaseback	$ 77,000
Term of the lease	20 years
Escalation rate of sale lease back	8.00%
Escalation period of lease	5 years
Annual rental payment	5,945
First lien facility [Member]
Sale Leaseback Transaction [Line Items]
Repayment of First lien facility	$ 10,000